Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 31,629,212,979
Entity Common Stock, Shares Outstanding		1,104,787,389
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated statements of income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 12,825	$ 13,735	$ 13,966
Cost of revenue (COR)	6,457	6,963	6,474
Gross profit	6,368	6,772	7,492
Research and development (R&D)	1,877	1,715	1,570
Selling, general and administrative (SG&A)	1,804	1,638	1,519
Acquisition charges	450	315	0
Restructuring charges/other	264	112	(111)
Operating profit	1,973	2,992	4,514
Other income (expense) net (OI&E)	47	5	37
Interest and debt expense	85	42	0
Income before income taxes	1,935	2,955	4,551
Provision for income taxes	176	719	1,323
Net income	$ 1,759	$ 2,236	$ 3,228
Earnings per common share:
Basic	$ 1.53	$ 1.91	$ 2.66
Diluted	$ 1.51	$ 1.88	$ 2.62
Average shares outstanding (millions):
Basic	1,132	1,151	1,199
Diluted	1,146	1,171	1,213
Cash dividends declared per share of common stock	$ 0.72	$ 0.56	$ 0.49

Consolidated statements of comprehensive income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,759	$ 2,236	$ 3,228
Available-for-sale investments:
Unrealized gains (losses), net of tax benefit (expense) of ($1), $1 and ($3)	3	(2)	7
Reclassification of recognized transactions, net of tax benefit (expense) of $0, ($7) and $0	0	12	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, net of tax benefit (expense) of $29, $65 and $61	(81)	(124)	(154)
Reclassification of recognized transactions, net of tax benefit (expense) of ($104), ($28) and ($36)	160	48	65
Prior service cost of defined benefit plans:
Adjustment, net of tax benefit (expense) of $1, $5 and ($1)	(2)	(9)	2
Reclassification of recognized transactions, net of tax benefit (expense) of $0, ($1) and $0	0	2	0
Change in fair value of derivative instrument, net of tax benefit (expense) of $1, $1 and $0	(3)	(2)	0
Other comprehensive income (loss), net of taxes	77	(75)	(80)
Total comprehensive income	$ 1,836	$ 2,161	$ 3,148

Consolidated statements of comprehensive income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale investments:
Unrealized gains (losses), tax	$ (1)	$ 1	$ (3)
Reclassification of recognized transactions, tax	0	(7)	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, tax	29	65	61
Reclassification of recognized transactions, tax	(104)	(28)	(36)
Prior service cost of defined benefit plans:
Adjustment, tax	1	5	(1)
Reclassification of recognized transactions, tax	0	(1)	0
Change in fair value of derivative instrument, tax benefit (expense)	$ 1	$ 1	$ 0

Consolidated balance sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,416	$ 992
Short-term investments	2,549	1,943
Accounts receivable, net of allowances of ($31) and ($19)	1,230	1,545
Raw materials	116	115
Work in process	935	1,004
Finished goods	706	669
Inventories	1,757	1,788
Deferred income taxes	1,044	1,174
Prepaid expenses and other current assets	234	386
Total current assets	8,230	7,828
Property, plant and equipment at cost	6,891	7,133
Less accumulated depreciation	(2,979)	(2,705)
Property, plant and equipment, net	3,912	4,428
Long-term investments	215	265
Goodwill	4,362	4,452
Acquisition-related intangibles, net	2,558	2,900
Deferred income taxes	280	321
Capitalized software licenses, net	142	206
Overfunded retirement plans	68	40
Other assets	254	57
Total assets	20,021	20,497
Current liabilities:
Commercial paper borrowings	0	999
Current portion of long-term debt	1,500	382
Accounts payable	444	625
Accrued compensation	524	597
Income taxes payable	79	101
Deferred income taxes	2	0
Accrued expenses and other liabilities	881	795
Total current liabilities	3,430	3,499
Long-term debt	4,186	4,211
Underfunded retirement plans	269	701
Deferred income taxes	572	607
Deferred credits and other liabilities	603	527
Total liabilities	9,060	9,545
Stockholders’ equity:
Preferred stock, $25 par value. Authorized – 10,000,000 shares. Participating cumulative preferred. None issued.	0	0
Common stock, $1 par value. Authorized – 2,400,000,000 shares. Shares issued: 2012 – 1,740,815,939; 2011 – 1,740,630,391	1,741	1,741
Paid-in capital	1,176	1,194
Retained earnings	27,205	26,278
Less treasury common stock at cost. Shares: 2012 – 632,636,970; 2011 – 601,131,631	(18,462)	(17,485)
Accumulated other comprehensive income (loss), net of taxes	(699)	(776)
Total stockholders’ equity	10,961	10,952
Total liabilities and stockholders’ equity	$ 20,021	$ 20,497

Consolidated balance sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Allowance for doubtful accounts receivable, current	$ (31)	$ (19)
Stockholders’ equity:
Preferred stock, par value (in dollars per share)	$ 25	$ 25
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	2,400,000,000	2,400,000,000
Common stock, shares issued (in shares)	1,740,815,939	1,740,630,391
Treasury common stock at cost, shares (in shares)	632,636,970	601,131,631

Consolidated statements of cash flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,759	$ 2,236	$ 3,228
Adjustments to net income:
Depreciation	957	904	865
Amortization of acquisition-related intangibles	342	111	48
Stock-based compensation	263	269	190
Gain on sales of assets and divestiture	0	(5)	(144)
Deferred income taxes	65	(119)	(188)
Gain on transfer of Japan substitutional pension	(144)	0	0
Increase (decrease) from changes in:
Accounts receivable	311	112	(231)
Inventories	5	(17)	(304)
Prepaid expenses and other current assets	227	(29)	(8)
Accounts payable and accrued expenses	99	2	57
Accrued compensation	(82)	(77)	246
Income taxes payable	(229)	(85)	(19)
Changes in funded status of retirement plans	(198)	(7)	26
Other	39	(39)	54
Cash flows from operating activities	3,414	3,256	3,820
Cash flows from investing activities:
Additions to property, plant and equipment	(495)	(816)	(1,199)
Proceeds from insurance recovery, asset sales and divestiture	0	16	148
Purchases of short-term investments	(2,802)	(3,653)	(2,510)
Proceeds from short-term investments	2,198	3,555	2,564
Purchases of long-term investments	(1)	(6)	(8)
Proceeds from long-term investments	61	157	147
Business acquisitions, net of cash acquired	0	(5,425)	(199)
Cash flows from investing activities	(1,039)	(6,172)	(1,057)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and commercial paper borrowings	1,492	4,697	0
Repayment of debt and commercial paper borrowings	(1,375)	(200)	0
Dividends paid	(819)	(644)	(592)
Stock repurchases	(1,800)	(1,973)	(2,454)
Proceeds from common stock transactions	523	690	407
Excess tax benefit from share-based payments	38	31	13
Other	(10)	(12)	0
Cash flows from financing activities	(1,951)	2,589	(2,626)
Net change in cash and cash equivalents	424	(327)	137
Cash and cash equivalents at beginning of year	992	1,319	1,182
Cash and cash equivalents at end of year	$ 1,416	$ 992	$ 1,319

Consolidated statements of stockholders' equity (USD $) In Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009		$ 1,740	$ 1,086	$ 22,066	$ (14,549)	$ (621)
Net income	3,228	0	0	3,228	0	0
Dividends declared and paid		0	0	(592)	0	0
Common stock issued for stock-based awards		0	(182)	0	588	0
Stock repurchases		0	0	0	(2,450)	0
Stock-based compensation		0	190	0	0	0
Tax impact from exercise of options	21	0	21	0	0	0
Other comprehensive income (loss), net of taxes	(80)	0	0	0	0	(80)
Other		0	(1)	(7)	0	0
Balance at Dec. 31, 2010		1,740	1,114	24,695	(16,411)	(701)
Net income	2,236	0	0	2,236	0	0
Dividends declared and paid		0	0	(644)	0	0
Common stock issued for stock-based awards		1	(252)	0	898	0
Stock repurchases		0	0	0	(1,973)	0
Stock-based compensation		0	269	0	0	0
Tax impact from exercise of options	45	0	45	0	0	0
Other comprehensive income (loss), net of taxes	(75)	0	0	0	0	(75)
Other		0	18	(9)	1	0
Balance at Dec. 31, 2011		1,741	1,194	26,278	(17,485)	(776)
Net income	1,759	0	0	1,759	0	0
Dividends declared and paid		0	0	(819)	0	0
Common stock issued for stock-based awards		0	(337)	0	823	0
Stock repurchases		0	0	0	(1,800)	0
Stock-based compensation		0	263	0	0	0
Tax impact from exercise of options	56	0	56	0	0	0
Other comprehensive income (loss), net of taxes	77	0	0	0	0	77
Other		0	0	(13)	0	0
Balance at Dec. 31, 2012		$ 1,741	$ 1,176	$ 27,205	$ (18,462)	$ (699)

Consolidated statements of stockholders' equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Dividends declared and paid	$ 0.72	$ 0.56	$ 0.49

Description of business and significant accounting policies and practices	12 Months Ended
Dec. 31, 2012
Description of business and significant accounting policies and practices [Abstract]
Description of business and significant accounting policies and practices
Description of business and significant accounting policies and practices
Business
At Texas Instruments (TI), we design and make semiconductors that we sell to electronics designers and manufacturers all over the world. As of December 31, 2012, we have three reportable segments, which are established along major categories of products as follows:

•
Analog – consists of the following major product lines: High Volume Analog & Logic (HVAL), Power Management (Power), High Performance Analog (HPA) and Silicon Valley Analog (SVA). SVA consists of products that we acquired through our purchase of National Semiconductor Corporation (National) in 2011.

•	Embedded Processing – consists of digital signal processors (DSPs) and microcontrollers used in catalog, communications infrastructure and automotive applications; and

•	Wireless – consists of OMAP™ applications processors, connectivity products and baseband products.

We report the results of our remaining business activities in Other. As previously announced, the Wireless segment will be eliminated due to the decision to wind down certain of its product lines. As a result, we will restructure our reportable segments beginning January 1, 2013, and we will report our first quarter of 2013 financial results accordingly. See Note 16 for additional information on our business segments.

Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2012 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

On September 23, 2011, we completed the acquisition of National. We accounted for this transaction under Accounting Standards Codification (ASC) 805 - Business Combinations, and the consolidated financial statements include the balances and results of operations of National from the date of acquisition. See Note 2 for more detailed information.

Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title and risk of loss pass to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized consistent with the principles discussed above, but delivery occurs when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends. We also provide allowances for certain growth-based incentives.

We provide distributors an allowance to scrap certain slow-selling or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs
We expense advertising and other promotional costs as incurred. This expense was $46 million in 2012, $43 million in 2011 and $44 million in 2010.

Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share (EPS)
Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2012			2011			2010
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(35)			(44)
Income allocated to common stock for basic EPS calculation	$1,728	1,132	$1.53	$2,201	1,151	$1.91	$3,184	1,199	$2.66

Adjustment for dilutive shares:
Stock-based compensation plans		14			20			14

Diluted EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(34)			(44)
Income allocated to common stock for diluted EPS calculation	$1,728	1,146	$1.51	$2,202	1,171	$1.88	$3,184	1,213	$2.62

Potentially dilutive securities representing 52 million, 24 million and 66 million shares of common stock that were outstanding during 2012, 2011 and 2010, respectively, were excluded from the computation of diluted earnings per common share for these periods because their effect would have been anti-dilutive.

Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

•
Cash equivalents and short-term investments: We consider investments in debt securities with maturities of 90 days or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond 90 days from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

•
Long-term investments: Long-term investments consist of mutual funds, venture capital funds and non-marketable equity securities. Prior to the fourth quarter of 2012, this also included auction-rate securities.

•
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, or equity- or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory. Consigned inventory was $169 million and $129 million as of December 31, 2012 and 2011, respectively.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We perform our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill. See Note 10 for additional information.

Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, as more fully described in Note 12, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap are credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI).

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Changes in accounting standards
As of December 31, 2012, the Financial Accounting Standards Board had issued several accounting standards that we have not yet been required to adopt. None of these standards would have a material effect on our financial condition, results of operations or financial disclosures.

Acquisition-related charges	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisition-related charges
Acquisition-related charges
National acquisition
On September 23, 2011, we completed the acquisition of National by acquiring all issued and outstanding common shares in exchange for total consideration of $6.56 billion. We recognized $3.528 billion of goodwill, which was applied to the Analog segment. None of the goodwill related to the National acquisition was deductible for tax purposes.

We incurred various costs as a result of the acquisition of National that are included in Other consistent with how management measures the performance of its segments. These total acquisition-related charges are as follows:

	For Years Ended December 31,
	2012	2011
Distributor contract termination	$21	$—
Inventory related	—	96
Property, plant and equipment related	—	15
As recorded in COR	21	111
Amortization of intangible assets	325	87
Retention bonuses	57	46
Stock-based compensation	17	50
Severance and other benefits:
Employment reductions announced at closing	16	29
Change of control	—	41
Transaction and other costs	35	62
As recorded in Acquisition charges	450	315
Total acquisition-related charges	$471	$426

In 2011, we discontinued using one of National’s distributors. We acquired the distributor’s inventory at fair value, resulting in an incremental charge of $21 million to COR upon sale of the inventory in 2012.

At acquisition, we recognized costs associated with the adjustments to write up the value of acquired inventory and property, plant and equipment to fair value. These costs are in addition to the normal expensing of the acquired assets based on their carrying or book value prior to the acquisition. The total fair-value write-up of $96 million for the acquired inventory was expensed as that inventory was sold. The total fair-value write-up for the acquired property, plant and equipment was $436 million. In the fourth quarter of 2011, depreciation was $15 million. It continues at a declining rate and is no longer separately disclosed as an acquisition-related charge.

The amount of recognized amortization of acquired intangible assets resulting from the National acquisition is based on estimated useful lives varying between two and ten years. See Note 10 for additional information.

Retention bonuses reflect amounts already or expected to be paid to former National employees who fulfill agreed-upon service period obligations and are recognized ratably over the required service period.

Stock-based compensation was recognized for the accelerated vesting of equity awards upon the termination of employees, with additional compensation being recognized over the applicable vesting period for the remaining grantees.

Severance and other benefits costs were for former National employees who were terminated after the closing date. These costs totaled $70 million for the year ended December 31, 2011, with $41 million in charges related to change of control provisions under existing employment agreements and $29 million in charges for announced employment reductions affecting about 350 jobs. All of these jobs were eliminated by the end of 2012 as a result of redundancies and cost efficiency measures, with approximately $16 million of additional expense recognized in 2012. Of the $86 million in cumulative charges recognized through December 31, 2012, $65 million was paid in 2012 and $14 million was paid in 2011.

Transaction and other costs include various expenses incurred in connection with the National acquisition. In 2011, we also incurred bridge financing costs.

In conformance with Accounting Standards Codification (ASC) 805 – Business Combinations, the following unaudited summaries of pro forma combined results of operation for the years ended December 31, 2011 and 2010, give effect to the acquisition as if it had been completed on January 1, 2010. These pro forma summaries do not reflect any operating efficiencies, cost savings or revenue enhancements that may be achieved by the combined companies. In addition, certain non-recurring expenses, such as restructuring charges and retention bonuses, are not reflected in the pro forma summaries. These pro forma summaries are presented for informational purposes only and are not indicative of what the actual results of operations would have been had the acquisition taken place as of that date, nor are they indicative of future consolidated results of operations.

	For Years Ended December 31,
	2011	2010
	(Unaudited)
Revenue	$14,805	$15,529
Net income	2,438	3,218
Earnings per common share – diluted	$2.05	$2.61

Other acquisitions
In October 2010, we acquired our first semiconductor manufacturing site in China, located in the Chengdu High-tech Zone. This acquisition, which was recorded as a business combination, used net cash of $140 million. As contractually agreed, we made an additional payment of $35 million to the seller in October 2011.

In August 2010, we completed the acquisition of two wafer fabs and equipment in Aizu-Wakamatsu, Japan, for net cash of $130 million. The acquisition of the fabs and related 200-millimeter equipment was recorded as a business combination for net cash of $59 million. We also settled a contractual arrangement with a third party for our benefit for net cash of $12 million, which was recorded as a charge in COR in Other. Additionally, we incurred acquisition-related costs of $1 million, which were recorded in SG&A. This acquisition also included 300-millimeter production tools, which we recorded as a capital purchase for net cash of $58 million.

The results of operations for these acquisitions have been included in our financial statements from their respective acquisition dates. Operating results for transitional supply agreements are included in Other. Pro forma financial information for these acquisitions would not be materially different from amounts reported.

Restructuring charges/other	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring charges/other
Restructuring charges/other
Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,
	2012	2011	2010
Restructuring charges by action:
Restructuring charges	$261	$—	$—
Goodwill impairment	90	—	—
2012 Wireless action	351	—	—
2011 action	49	112	—
2008/2009 actions	—	—	33

Other:
Gain on transfer of Japan substitutional pension	(144)	—	—
Gain on divested product line	—	—	(144)
Other	8	—	—
Restructuring charges/other	$264	$112	$(111)

Restructuring charges/other recognized by segment are as follows:

	For Years Ended December 31,
	2012	2011	2010
Analog	$—	$—	$13
Embedded Processing	—	—	6
Wireless	351	—	10
Other	(87)	112	(140)
Total	$264	$112	$(111)

Restructuring charges
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets are recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation. Restructuring actions may be viewed as an impairment indicator requiring testing of the recoverability of intangible assets, including goodwill.

2012 Wireless action
In November 2012, we announced an action concerning our Wireless business that, when complete, is expected to reduce annualized expenses by about $450 million and will focus our investments on embedded markets with greater potential for sustainable growth. About 1,700 jobs worldwide are expected to be eliminated. The total restructuring charges related to this action will be about $360 million, of which about $245 million will be for severance and related benefits. We recognized $351 million of these costs in the fourth quarter of 2012 consisting of: $245 million for severance and benefit costs and other non-cash items of $3 million of accelerated depreciation of the affected facilities' assets, $13 million for other exit costs and $90 million for the non-tax deductible impairment of goodwill. See Note 10 for additional information on the goodwill impairment charge. We estimate that this action will be substantially complete by the end of 2013. As of December 31, 2012, $4 million has been paid to terminated employees for severance and benefits related to this action.

2011 action
Beginning in the fourth quarter of 2011, we recognized restructuring charges associated with the announced plans to close two older semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas, in 2013. Each facility employed about 500 people. The total charge for these closures is estimated at $215 million, of which $161 million has been recognized through December 31, 2012, consisting of: $113 million for severance and benefit costs, $23 million of accelerated depreciation of the facilities’ assets and $25 million for other exit costs. Of the estimated $215 million total cost, about $135 million will be for severance and related benefits, about $30 million will be for accelerated depreciation of facility assets and about $50 million will be for other exit costs. In 2012, $11 million was paid to terminated employees for severance and benefits related to this action.

The restructuring action related to the acquisition of National is discussed in Note 2 and is reflected in Acquisition charges in our Consolidated statements of income.

2008/2009 actions
In October 2008, we announced actions to reduce expenses in our Wireless segment, especially our baseband operation. In January 2009, we announced actions that included broad-based employment reductions to align our spending with weakened demand. Combined, these actions eliminated about 3,900 jobs; they were completed in 2009.

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2012 Action		2011 Action		2008/2009 Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$—	$—	$84	$10	$94
Restructuring charges	—	—	—	—	33	—	33
Non-cash items (a)	—	—	—	—	(33)	—	(33)
Payments	—	—	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	—	—	22	8	30

Restructuring charges	—	—	107	5	—	—	112
Non-cash items (a)	—	—	(11)	(5)	—	—	(16)
Payments	—	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	96	—	13	7	116

Restructuring charges	245	106	6	43	—	—	400
Non-cash items (a)	—	(106)	3	(18)	—	—	(121)
Payments	(4)	—	(11)	(22)	(8)	(1)	(46)
Remaining accrual at December 31, 2012	$241	$—	$94	$3	$5	$6	$349

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.

The accrual balances above are a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our Consolidated balance sheets, depending on the expected timing of payment.

Other
Gain on transfer of Japan substitutional pension
During the third quarter of 2012, we transferred the obligations and assets of the substitutional portion of our Japan pension program from the pension trust to the government of Japan, resulting in a net gain of $144 million. See Note 11 for additional details.

Gain on divested product line
In November 2010, we divested a product line previously included in Other for $148 million and recognized a gain in operating profit of $144 million.

Losses associated with the 2011 earthquake in Japan	12 Months Ended
Dec. 31, 2012
Losses Associated with the 2011 earthquake in Japan [Abstract]
Losses associated with the 2011 earthquake in Japan
Losses associated with the 2011 earthquake in Japan
On March 11, 2011, a magnitude 9.0 earthquake struck near two of our three semiconductor manufacturing facilities in Japan. Our manufacturing site in Miho suffered substantial damage during the earthquake, our facility in Aizu experienced significantly less damage and our site in Hiji was undamaged. We maintain earthquake insurance policies in Japan for limited coverage for property damage and business interruption losses.

In 2011, we incurred cumulative gross operating losses of $101 million related to the earthquake and associated events in Japan. These losses related to property damage, the underutilization expense we incurred from having our manufacturing assets only partially loaded and costs associated with recovery teams assembled from across the world. Gross operating losses do not comprehend any lost revenue.

These losses have been offset by $36 million in cumulative insurance proceeds related to property damage claims ($23 million received in 2011 and $13 million for 2012). Almost all of these costs and proceeds are included in COR in our Consolidated statements of income and are recorded in Other.

In addition, we recognized $172 million in cumulative insurance proceeds through December 31, 2012, ($135 million received in 2012 and $37 million received in 2011) related to business interruption claims. These proceeds are recorded as revenue in our Consolidated statements of income and in Other.

In the third quarter of 2012, we completed discussions with our insurers and their advisors, settling all associated claims against our policies. All claims related to these events have been settled and the proceeds received.

Stock-based compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-based compensation
Stock-based compensation
We have stock options outstanding to participants under various long-term incentive plans. We also have assumed stock options that were granted by companies that we later acquired. Unless the options are acquisition-related replacement options, the option price per share may not be less than 100 percent of the fair market value of our common stock on the date of the grant. Substantially all the options have a ten-year term and vest ratably over four years. Our options generally continue to vest after the option recipient retires.

We also have RSUs outstanding under the long-term incentive plans. Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant. Upon vesting, the shares are issued without payment by the grantee. RSUs generally do not continue to vest after the recipient’s retirement date. Holders of most RSUs receive an annual cash payment equal to the dividends paid on our common stock.

We have options and RSUs outstanding to non-employee directors under various director compensation plans. The plans generally provide for annual grants of stock options and RSUs, a one-time grant of RSUs to each new non-employee director and the issuance of TI common stock upon the distribution of stock units credited to deferred compensation accounts established for such directors.

We also have an employee stock purchase plan under which options are offered to all eligible employees in amounts based on a percentage of the employee’s compensation, subject to a cap. Under the plan, the option price per share is 85 percent of the fair market value on the exercise date, and options have a three-month term.

Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2012	2011	2010
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$48	$40	$36
Research and development (R&D)	71	58	53
Selling, general and administrative (SG&A)	127	121	101
Acquisition charges	17	50	—
Total	$263	$269	$190

These amounts include expense related to non-qualified stock options, RSUs and stock options offered under our employee stock purchase plan and are net of expected forfeitures.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

Fair-value methods and assumptions
We account for all awards granted under our various stock-based compensation plans at fair value. We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2012	2011	2010
Weighted average grant date fair value, per share	$8.31	$10.37	$6.61
Weighted average assumptions used:
Expected volatility	30%	30%	32%
Expected lives (in years)	7.1	6.9	6.4
Risk-free interest rates	1.40%	2.61%	2.83%
Expected dividend yields	2.10%	1.51%	2.08%

We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Long-term incentive and director compensation plans
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2012 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09
Granted	13,508,034	32.35	5,617,150	31.60
Vested RSUs	—	—	(4,182,928)	28.66
Expired and forfeited	(4,732,514)	29.78	(1,417,834)	26.76
Exercised	(22,409,816)	20.32	—	—
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91

The weighted average grant date fair value of RSUs granted during the years 2012, 2011 and 2010 was $31.60, $33.20 and $23.47 per share, respectively. For the years ended December 31, 2012, 2011 and 2010, the total fair value of shares vested from RSU grants was $120 million, $155 million and $51 million, respectively.

Summarized information about stock options outstanding at December 31, 2012, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	4,882	0.8	$9.56	4,882	$9.56
10.01 to 20.00	13,179,570	4.5	15.32	9,619,657	15.43
20.01 to 30.00	34,637,310	4.8	24.86	27,154,258	25.33
30.01 to 38.40	51,817,336	4.9	32.81	31,755,628	32.59
$9.56 to 38.40	99,639,098	4.8	$27.73	68,534,425	$27.30

During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value (i.e., the difference in the closing market price and the exercise price paid by the optionee) of options exercised was $244 million, $231 million and $140 million, respectively.

Summarized information as of December 31, 2012, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	96,121,395	68,534,425
Weighted average remaining contractual life (in years)	4.7	3.3
Weighted average exercise price per share	$28.75	$27.30
Intrinsic value (millions of dollars)	$398	$300
(a) Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.

As of December 31, 2012, the total future compensation cost related to equity awards not yet recognized in the Consolidated statements of income was $460 million, consisting of $143 million related to unvested stock options and $317 million related to RSUs. The $460 million will be recognized as follows: $205 million in 2013, $153 million in 2014, $94 million in 2015 and $8 million in 2016.

Employee stock purchase plan
Options outstanding under the employee stock purchase plan at December 31, 2012, had an exercise price of $27.47 per share (85 percent of the fair market value of TI common stock on the date of automatic exercise). Of the total outstanding options, none were exercisable at year-end 2012.

Employee stock purchase plan transactions during 2012 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2011	580,095	$25.29
Granted	2,931,354	25.64
Exercised	(2,829,498)	25.12
Outstanding grants, December 31, 2012	681,951	$27.47

The weighted average grant date fair value of options granted under the employee stock purchase plans during the years 2012, 2011 and 2010 was $4.52, $4.59 and $3.97 per share, respectively. During the years ended December 31, 2012, 2011 and 2010, the total intrinsic value of options exercised under these plans was $13 million, $10 million and $9 million, respectively.

Effect on shares outstanding and treasury shares
Our practice is to issue shares of common stock upon exercise of stock options generally from treasury shares and, on a limited basis, from previously unissued shares. We settled stock option plan exercises using treasury shares of 25,064,951 in 2012; 27,308,311 in 2011 and 19,077,274 in 2010; and previously unissued common shares of 180,955 in 2012; 390,438 in 2011 and 342,380 in 2010.

Upon vesting of RSUs, we issued treasury shares of 3,187,490 in 2012; 3,748,623 in 2011 and 1,392,790 in 2010, and previously unissued common shares of 4,593 in 2012; 73,852 in 2011, with none in 2010.

Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2012
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	197,554,600	25,137,819	222,692,419
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)	(681,951)	(123,825,316)
Available for future grants	74,411,235	24,455,868	98,867,103

(a) Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.

Effect on cash flows
Cash received from the exercise of options was $523 million in 2012, $690 million in 2011 and $407 million in 2010. The related net tax impact realized was $56 million, $45 million and $21 million (which includes excess tax benefits realized of $38 million, $31 million and $13 million) in 2012, 2011 and 2010, respectively.

Profit sharing plans	12 Months Ended
Dec. 31, 2012
Profit sharing plans [Abstract]
Profit sharing plans
Profit sharing plans
Profit sharing benefits are generally formulaic and determined by one or more subsidiary or company-wide financial metrics. We pay profit sharing benefits primarily under the company-wide TI Employee Profit Sharing Plan. This plan provides for profit sharing to be paid based solely on TI’s operating margin for the full calendar year. Under this plan, TI must achieve a minimum threshold of 10 percent operating margin before any profit sharing is paid. At 10 percent operating margin, profit sharing will be 2 percent of eligible payroll. The maximum amount of profit sharing available under the plan is 20 percent of eligible payroll, which is paid only if TI’s operating margin is at or above 35 percent for a full calendar year.

We recognized $96 million, $143 million and $279 million of profit sharing expense under the TI Employee Profit Sharing Plan in 2012, 2011 and 2010, respectively.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income before income taxes

	U.S.	Non-U.S.	Total
2012	$319	$1,616	$1,935
2011	1,791	1,164	2,955
2010	3,769	782	4,551

Provision (benefit) for income taxes

	U.S. Federal	Non-U.S.	U.S. State	Total
2012:
Current	$(43)	$156	$(2)	$111
Deferred	—	65	—	65
Total	$(43)	$221	$(2)	$176

2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

Principal reconciling items from income tax computed at the statutory federal rate follow:

	2012	2011	2010
Computed tax at statutory rate	$677	$1,034	$1,593
Non-U.S. effective tax rates	(345)	(245)	(184)
U.S. tax benefit for manufacturing	(158)	(31)	(63)
Impact of changes to uncertain tax positions	(88)	—	—
Non-deductible expenses	42	27	10
U.S. R&D tax credit	—	(58)	(54)
Other	48	(8)	21
Total provision for income taxes	$176	$719	$1,323

The total provision for 2012 in the reconciliation above includes $252 million of discrete tax benefits primarily for additional U.S. tax benefits for manufacturing related to the years 2000 through 2011.

The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2012	2011
Deferred income tax assets:
Inventories and related reserves	$734	$913
Deferred loss and tax credit carryforwards	382	400
Stock-based compensation	366	357
Postretirement benefit costs recognized in AOCI	357	431
Accrued expenses	331	322
Other	209	122
	2,379	2,545
Less valuation allowance	(221)	(178)
	2,158	2,367
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(921)	(1,030)
Accrued retirement costs (defined benefit and retiree health care)	(243)	(180)
Property, plant and equipment	(131)	(141)
International earnings	(102)	(92)
Other	(11)	(36)
	(1,408)	(1,479)
Net deferred income tax asset	$750	$888

The deferred income tax assets and liabilities based on tax jurisdictions are presented on the Consolidated balance sheets as follows:

	December 31,
	2012	2011
Current deferred income tax assets	$1,044	$1,174
Noncurrent deferred income tax assets	280	321
Current deferred income tax liabilities	(2)	—
Noncurrent deferred income tax liabilities	(572)	(607)
Net deferred income tax asset	$750	$888

We make an ongoing assessment regarding the realization of U.S. and non-U.S. deferred tax assets. In 2012, we recognized a net increase of $43 million in our valuation allowance. This increase was due to valuation allowances on unutilized tax credits. While the net deferred tax assets of $2.16 billion at December 31, 2012, are not assured of realization, our assessment is that a valuation allowance is not required on this balance. This assessment is based on our evaluation of relevant criteria including the existence of deferred tax liabilities that can be used to absorb deferred tax assets, taxable income in prior carryback years and expectations for future taxable income.

We have U.S. and non-U.S. tax loss carryforwards of approximately $175 million, none of which will expire before the year 2023.

A provision has been made for deferred taxes on undistributed earnings of non-U.S. subsidiaries to the extent that dividend payments from these subsidiaries are expected to result in additional tax liability. The remaining undistributed earnings (approximately $5.54 billion at December 31, 2012) have been indefinitely reinvested; therefore, no provision has been made for taxes due upon remittance of these earnings. The indefinitely reinvested earnings of our non-U.S. subsidiaries are primarily invested in tangible assets such as inventory and property, plant and equipment. Determination of the amount of unrecognized deferred income tax liability is not practical because of the complexities associated with its hypothetical calculation.

Cash payments made for income taxes, net of refunds, were $171 million, $902 million and $1.47 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Uncertain tax positions
We operate in a number of tax jurisdictions, and our income tax returns are subject to examination by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the matters challenged by authorities are typically complex, their ultimate outcome is uncertain. Before any benefit can be recorded in the financial statements, we must determine that it is “more likely than not” that a tax position will be sustained by the appropriate tax authorities. We recognize accrued interest related to uncertain tax positions and penalties as components of OI&E.

The changes in the total amounts of uncertain tax positions are summarized as follows:

	2012	2011	2010
Balance, January 1	$210	$103	$56
Additions based on tax positions related to the current year	12	15	12
Additions from the acquisition of National	—	132	—
Additions for tax positions of prior years	45	3	50
Reductions for tax positions of prior years	(92)	(39)	(12)
Settlements with tax authorities	39	(4)	(3)
Expiration of the statute of limitations for assessing taxes	(30)	—	—
Balance, December 31	$184	$210	$103

Interest income (expense) recognized in the year ended December 31	$32	$1	$(2)

Interest receivable (payable) as of December 31	$8	$(3)	$5

The liability for uncertain tax positions is a component of Deferred credits and other liabilities on our December 31, 2012, balance sheet. The interest receivable is a component of Other assets on our December 31, 2012, balance sheet.

Within the $184 million liability for uncertain tax positions as of December 31, 2012, are positions totaling $159 million that, if recognized, would impact the tax rate. If these tax liabilities are ultimately realized, $78 million of existing deferred tax assets would also be realized, primarily related to refunds from counterparty jurisdictions resulting from procedures for relief from double taxation. Regarding the $184 million liability:

•
About $60 million of the liability represents uncertain tax positions for tax years in jurisdictions in which audit assessments have not been made. The liability is primarily related to transfer pricing issues for which procedures for relief from double taxation will mitigate the tax rate impact of any difference between the actual tax assessments and our estimates. The increase in the liability for transfer pricing issues for the next 12 months is expected to be about $10 million.

•
About $30 million of the liability represents audit assessments subject to ongoing procedures for relief from double taxation. Settlement of the $30 million is subject to timely completion of the tax treaty processes and may be settled within the next 12 months. Settlement would not have a significant tax rate impact, as the tax rates of the counterparty jurisdictions are similar.

•
The balance of the liability represents tax adjustments that are known and currently before the tax authorities or otherwise identified by the company as adjustments to filed returns. Settlement of these matters at the known amounts will not have any additional tax rate impact. Based on the expected settlement dates of various income tax examinations, the anticipated reduction in these uncertain tax positions during the next 12 months could range between about $30 million and $60 million.

Within the $210 million liability for uncertain tax positions as of December 31, 2011, are uncertain tax positions totaling $233 million that, if recognized, would impact the tax rate. If these tax liabilities are ultimately realized, $83 million of deferred tax assets would also be realized, primarily related to refunds from counterparty jurisdictions resulting from procedures for relief from double taxation.

As of December 31, 2012, the statute of limitations remains open for U.S. federal tax returns for 2000 and following years. Audit activities related to our U.S. federal tax returns through 2008 have been completed except for certain pending tax treaty procedures for relief from double taxation. These procedures pertain to U.S. federal tax returns for the years 2003 through 2008. U.S. federal tax returns for National are currently under audit for tax years through fiscal year 2012.

In non-U.S. jurisdictions, the years open to audit represent the years still open under the statute of limitations. With respect to major jurisdictions outside the U.S., our subsidiaries are no longer subject to income tax audits for years before 2005.

Financial instruments and risk concentration	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Financial instruments and risk concentration
Financial instruments and risk concentration
Financial instruments
We hold derivative financial instruments such as forward foreign currency exchange contracts and interest rate swaps, the fair value of which was not material as of December 31, 2012. Our forward foreign currency exchange contracts outstanding as of December 31, 2012, had a notional value of $305 million to hedge our non-U.S. dollar net balance sheet exposures, including $140 million to sell Japanese yen, $26 million to sell Chinese yuan and $26 million to sell British pound sterling.

Our investments in cash equivalents, short-term investments and certain long-term investments, as well as our postretirement plan assets and deferred compensation liabilities are carried at fair value, which is described in Note 9. The carrying values for other current financial assets and liabilities, such as accounts receivable and accounts payable, approximate fair value due to the short maturity of such instruments. The carrying value of our long-term debt approximates the fair value as measured using broker-dealer quotes, which are Level 2 inputs. See Note 9 for the definition of Level 2 inputs.

Risk concentration
Financial instruments that could subject us to concentrations of credit risk are primarily cash, cash equivalents, short-term investments and accounts receivable. To manage our credit risk exposure, we place cash investments in investment-grade debt securities and limit the amount of credit exposure to any one issuer. We also limit counterparties on financial derivative contracts to financial institutions with investment-grade ratings.

Concentrations of credit risk with respect to accounts receivable are limited due to our large number of customers and their dispersion across different industries and geographic areas. We maintain allowances for expected returns, disputes, adjustments, incentives and collectability. These allowances are deducted from accounts receivable on our Consolidated balance sheets.

Details of these Accounts receivable allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2012	$19	$12	$—	$31
2011	18	1	—	19
2010	23	(4)	(1)	18

Valuation of debt and equity investments and certain liabilities	12 Months Ended
Dec. 31, 2012
Valuation of debt and equity investments and certain liabilities [Abstract]
Valuation of debt and equity investments and certain liabilities
Valuation of debt and equity investments and certain liabilities
Debt and equity investments
We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary impairments on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity-method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost-method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2012			December 31, 2011
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$211	$—	$—	$55	$—	$—
Corporate obligations	188	325	—	135	159	—
U.S. Government agency and Treasury securities	795	2,224	—	430	1,691	—
Auction-rate securities	—	—	—	—	—	41

Trading securities
Auction-rate securities	—	—	—	—	93	—
Mutual funds	—	—	159	—	—	169
Total	1,194	2,549	159	620	1,943	210

Other measurement basis:
Equity-method investments	—	—	34	—	—	32
Cost-method investments	—	—	22	—	—	23
Cash on hand	222	—	—	372	—	—
Total	$1,416	$2,549	$215	$992	$1,943	$265

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$—	$—	$—	$—	$—
Unrealized losses (pre-tax)	$—	$—	$—	$—	$—	$5

At December 31, 2012, we had no significant unrealized losses associated with our available-for-sale investments. We have determined that our remaining available-for-sale investments with unrealized losses are not other-than-temporarily impaired as we expect to recover the entire cost basis of these securities. We do not intend to sell these investments, nor do we expect to be required to sell these investments, before a recovery of the cost basis. We did not recognize any credit losses related to available-for-sale investments for the years ended December 31, 2012 and 2011. During the third quarter of 2012, we sold all of our remaining investments in auction-rate securities.

For the years ended December 31, 2012, 2011 and 2010, the proceeds from sales, redemptions and maturities of short-term available-for-sale investments were $2.20 billion, $3.55 billion and $2.56 billion, respectively. Gross realized gains and losses from these sales were not significant.

The following table presents the aggregate maturities of investments in debt securities classified as available for sale at
December 31, 2012:

Due	Fair Value
One year or less	$3,343
One to three years	400

Gross realized gains and losses from sales of long-term investments were not significant for 2012, 2011 or 2010. Other-than-temporary declines and impairments in the values of these investments recognized in OI&E were $7 million, $2 million and $1 million in 2012, 2011 and 2010, respectively.

Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations and some U.S. government agency and Treasury securities. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets
Money market funds	$211	$211	$—	$—
Corporate obligations	513	—	513	—
U.S. Government agency and Treasury securities	3,019	1,145	1,874	—
Mutual funds	159	159	—	—
Total assets	$3,902	$1,515	$2,387	$—

Liabilities
Deferred compensation	$174	$174	$—	$—
Total liabilities	$174	$174	$—	$—

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets
Money market funds	$55	$55	$—	$—
Corporate obligations	294	—	294	—
U.S. Government agency and Treasury securities	2,121	606	1,515	—
Auction-rate securities	134	—	—	134
Mutual funds	169	169	—	—
Total assets	$2,773	$830	$1,809	$134

Liabilities
Deferred compensation	$191	$191	$—	$—
Total liabilities	$191	$191	$—	$—

The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2010	$257	$8
Change in fair value of contingent consideration – included in operating profit	—	(8)
Change in unrealized loss – included in AOCI	(1)	—
Redemptions and sales	(122)	—
Balance, December 31, 2011	134	—
Change in unrealized loss – included in AOCI	13	—
Redemptions	(84)	—
Sales	(63)	—
Balance, December 31, 2012	$—	$—

Goodwill and acquisition-related intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and acquisition-related intangibles
Goodwill and acquisition-related intangibles
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2012 and 2011.

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2010	$630	$172	$90	$32	$924
Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	4,158	172	90	32	4,452

Impairment	—	—	(90)	—	(90)
Goodwill, December 31, 2012	$4,158	$172	$—	$32	$4,362

We performed our annual goodwill impairment test as of October 1, 2012, and determined the fair value of each of our reporting units was in excess of its carrying value. Determination of fair value was based upon management estimates and judgment, using unobservable inputs in discounted cash flow models to calculate the fair value of each reporting unit. These unobservable inputs are considered Level 3 measurements.

In November 2012, as a result of unsuccessful efforts to divest certain product lines in the Wireless business and the subsequent decision to restructure and wind down those product lines, we reassessed the recoverability of the goodwill associated with the Wireless segment. We determined its fair value, using a discounted cash flow analysis, was less than the carrying amount and, therefore, performed the required second step of the impairment analysis to determine the amount of the impairment charge. We deducted the fair value of the Wireless segment from the total of the estimated fair values of the segment's identifiable assets and liabilities, including intangible assets with no carrying value. This calculation resulted in an implied negative fair value of goodwill. As a result, we recognized a non-cash, non-tax deductible impairment charge of $90 million for all the associated goodwill of this segment. We recognized this impairment in Restructuring charges/other in the Consolidated statements of income, as discussed in Note 3. There was no impairment of goodwill during 2011 or 2010.

The addition to Analog goodwill in 2011 was from the National acquisition. We also recognized other intangible assets associated with this acquisition of $2.96 billion, primarily for developed technology and customer relationships. In 2012, we had no additional intangible assets from an acquisition. The components of acquisition-related intangible assets as of December 31, 2012 and 2011, are as follows:

		December 31, 2012			December 31, 2011
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,145	$312	$1,833	$2,089	$91	$1,998
Customer relationships	5 - 8	821	137	684	822	34	788
Other intangibles	2 - 7	46	36	10	50	29	21
In-process R&D	(a)	31	n/a	31	93	n/a	93
Total		$3,043	$485	$2,558	$3,054	$154	$2,900
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Amortization of acquisition-related intangibles was $342 million, $111 million and $48 million for 2012, 2011 and 2010, respectively, primarily related to developed technology. Amortization expenses related to the National acquisition were $325 million and $87 million for 2012 and 2011, respectively. Future estimated amortization of acquisition-related intangibles for the years ended December 31 is as follows:

2013	$335
2014	321
2015	319
2016	319
2017	318
Thereafter	946

Postretirement benefit plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit plans
Postretirement benefit plans
Plan descriptions
We have various employee retirement plans including defined benefit, defined contribution and retiree health care benefit plans. For qualifying employees, we offer deferred compensation arrangements. As a part of the National acquisition, we assumed the assets and liabilities of its defined benefit plans, primarily those associated with the United Kingdom and Germany.

U.S. retirement plans:
Our principal retirement plans in the U.S. are qualified and non-qualified defined benefit pension plans (all of which were closed to new participants after November 1997), a defined contribution plan and an enhanced defined contribution plan. The defined benefit pension plans include employees still accruing benefits as well as employees and participants who no longer accrue service-related benefits, but instead, may participate in the enhanced defined contribution plan.

Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.

At December 31, 2012 and 2011, as a result of employees’ elections, TI’s U.S. defined contribution plans held shares of TI common stock totaling 20 million shares and 22 million shares valued at $610 million and $639 million, respectively. Dividends paid on these shares for 2012 and 2011 were $16 million and $13 million, respectively.

Our aggregate expense for the U.S. defined contribution plans was $70 million in 2012, $55 million in 2011 and $50 million in 2010.

Benefits under the qualified defined benefit pension plan are determined using a formula based upon years of service and the highest five consecutive years of compensation. We intend to contribute amounts to this plan to meet the minimum funding requirements of applicable local laws and regulations, plus such additional amounts as we deem appropriate. The non-qualified defined benefit plans are unfunded and closed to new participants.

U.S. retiree health care benefit plan:
U.S. employees who meet eligibility requirements are offered medical coverage during retirement. We make a contribution toward the cost of those retiree medical benefits for certain retirees and their dependents. The contribution rates are based upon various factors, the most important of which are an employee’s date of hire, date of retirement, years of service and eligibility for Medicare benefits. The balance of the cost is borne by the plan’s participants. Employees hired after January 1, 2001, are responsible for the full cost of their medical benefits during retirement.

Non-U.S. retirement plans:
We provide retirement coverage for non-U.S. employees, as required by local laws or to the extent we deem appropriate, through a number of defined benefit and defined contribution plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

As of December 31, 2012 and 2011, as a result of employees’ elections, TI’s non-U.S. defined contribution plans held TI common stock valued at $13 million and $12 million, respectively. Dividends paid on these shares of TI common stock for 2012 and 2011 were not material.

Effect on the statements of income and balance sheets
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$24	$22	$20	$5	$4	$4	$45	$41	$37
Interest cost	44	46	45	25	25	26	75	69	62
Expected return on plan assets	(50)	(45)	(49)	(23)	(21)	(23)	(78)	(83)	(73)
Amortization of prior service cost (credit)	1	1	1	3	2	2	(4)	(4)	(3)
Recognized net actuarial loss	16	23	22	13	13	12	41	40	30
Net periodic benefit costs	35	47	39	23	23	21	79	63	53

Settlement charges (a) (b)	—	—	37	—	—	—	193	—	—
Curtailment charges (credits)	—	—	—	(1)	5	—	—	2	—
Special termination benefit charges (credits) (b)	(1)	4	—	—	—	—	(337)	—	—
Total, including charges	$34	$51	$76	$22	$28	$21	$(65)	$65	$53
(a) Includes restructuring and non-restructuring-related settlement charges.
(b) In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law(JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States; and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.

The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.

During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled ($533 million) and the assets transferred from the pension trust to the government of Japan ($196 million), offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.

For the U.S. qualified pension and retiree health care plans, the expected return on the plan assets component of net periodic benefit cost is based upon a market-related value of assets. In accordance with U.S. GAAP, the market-related value of assets is adjusted by a smoothing technique whereby certain gains and losses are phased in over a period of three years.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2012	2011	2012	2011	2012	2011
Change in plan benefit obligation:
Benefit obligation at beginning of year	$959	$880	$521	$473	$2,748	$2,217
Service cost	24	22	5	4	45	41
Interest cost	44	46	25	25	75	69
Participant contributions	—	—	17	18	1	1
Benefits paid	(45)	(52)	(47)	(43)	(83)	(72)
Medicare subsidy	—	—	5	4	—	—
Actuarial (gain) loss	116	61	(17)	19	222	91
Settlements	—	—	—	—	(533)	(1)
Curtailments	1	(2)	(1)	4	—	(3)
Assumed with National acquisition	—	—	—	—	—	301
Special termination benefit charges (credits)	(1)	4	—	—	—	—
Plan amendments	—	—	1	17	—	—
Effects of exchange rate changes	—	—	—	—	(61)	104
Benefit obligation at end of year (BO)	$1,098	$959	$509	$521	$2,414	$2,748

Change in plan assets:
Fair value of plan assets at beginning of year	$914	$833	$431	$404	$2,211	$1,835
Actual return on plan assets	95	106	37	6	207	53
Employer contributions (funding of qualified plans)	104	25	78	46	134	72
Employer contributions (payments for non-qualified plans)	3	2	—	—	—	—
Participant contributions	—	—	17	18	1	1
Assumed with National acquisition	—	—	—	—	—	235
Benefits paid	(45)	(52)	(46)	(43)	(83)	(72)
Settlements	—	—	—	—	(196)	(1)
Effects of exchange rate changes	—	—	—	—	(56)	88
Fair value of plan assets at end of year (FVPA)	$1,071	$914	$517	$431	$2,218	$2,211

Funded status (FVPA – BO) at end of year	$(27)	$(45)	$8	$(90)	$(196)	$(537)

Amounts recognized on the balance sheet as of December 31, 2012, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$34	$12	$22	$68
Accrued expenses and other liabilities	(8)	—	(6)	(14)
Underfunded retirement plans	(53)	(4)	(212)	(269)
Funded status (FVPA – BO) at end of year	$(27)	$8	$(196)	$(215)

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Contributions to the plans meet or exceed all minimum funding requirements. We expect to contribute about $100 million to our retirement benefit plans in 2013. The amounts shown for underfunded U.S. defined benefit plans were for non-qualified pension plans. Because contributions to those non-qualified plans are not tax deductible until the benefit is actually paid to the employee, we do not fund them. As of December 31, 2012 and 2011, the unfunded benefit obligations of those non-qualified plans were $61 million and $56 million, respectively.

Accumulated benefit obligations, which represent the benefit obligations excluding the impact of future salary increases, were $1.01 billion and $875 million at year-end 2012 and 2011, respectively, for the U.S. defined benefit plans, and $2.23 billion and $2.54 billion at year-end 2012 and 2011, respectively, for the non-U.S. defined benefit plans.

The amounts recorded in AOCI for the years ended December 31, 2012 and 2011, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2011, net of taxes	$140	$—	$140	$14	$500	$(23)	$780	$(9)
Changes in AOCI by category in 2012:
Annual adjustments	72	—	(31)	1	68	2	109	3
Reclassification of recognized transactions	(16)	(1)	(13)	(3)	(234)	4	(263)	—
Less tax expense (benefit)	(20)	—	16	1	79	(2)	75	(1)
Total change to AOCI in 2012	36	(1)	(28)	(1)	(87)	4	(79)	2
AOCI balance, December 31, 2012, net of taxes	$176	$(1)	$112	$13	$413	$(19)	$701	$(7)

The estimated amounts of net actuarial loss and unrecognized prior service cost (credit) included in AOCI as of December 31, 2012, that are expected to be amortized into net periodic benefit cost over the next fiscal year are: $23 million and $1 million for the U.S. defined benefit plans; $11 million and $4 million for the U.S. retiree health care plan; and $39 million and ($4) million for the non-U.S. defined benefit plans.

Information on plan assets
We report and measure the plan assets of our defined benefit pension and other postretirement plans at fair value. The tables below set forth the fair value of our plan assets as of December 31, 2012 and 2011, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$119	$—	$119	$—
U.S. Government agency and Treasury securities	247	—	247	—
U.S. bond funds	368	—	368	—
U.S. equity funds and option collars	219	—	219	—
International equity funds	81	—	81	—
Limited partnerships	37	—	—	37
Total	$1,071	$—	$1,034	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$49	$—	$49	$—
U.S. bond funds	205	205	—	—
U.S. equity funds and option collars	197	46	151	—
International equity funds	66	—	66	—
Total	$517	$251	$266	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$133	$88	$45	$—
Local market bond funds	942	183	759	—
International/global bond funds	343	19	324	—
Local market equity funds	204	20	184	—
International/global equity funds	564	—	564	—
Other investments	32	—	13	19
Total	$2,218	$310	$1,889	$19

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market collective trusts	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

The investments in our major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within market sectors. In recent years, our investment policy has shifted toward a closer matching of the interest rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. Most of our plans around the world have added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in the liabilities caused by discount rate volatility. For the U.S. plans, we utilize an option collar strategy to reduce the volatility of returns on investments in U.S. equity funds.

The only Level 3 assets in our worldwide benefit plans are certain private equity limited partnerships in our U.S. pension plan and diversified hedge and property funds in a non-U.S. pension plan. These investments are valued using inputs from the fund managers and internal models. The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2012 and 2011:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2010	$34	$51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	35	18
Redemptions	(2)	—
Unrealized gain	4	1
Balance, December 31, 2012	$37	$19

Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2012	2011	2012	2011
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.16%	4.92%	3.97%	4.89%
Non-U.S. discount rate	2.80%	2.89%

U.S. average long-term pay progression	3.50%	3.50%
Non-U.S. average long-term pay progression	3.10%	3.18%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	4.92%	5.58%	4.86%	5.48%
Non-U.S. discount rate	2.88%	2.79%

U.S. long-term rate of return on plan assets	6.00%	6.25%	5.50%	5.50%
Non-U.S. long-term rate of return on plan assets	3.83%	4.17%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.17%	3.24%

We utilize a variety of methods to select an appropriate discount rate depending on the depth of the corporate bond market in the country in which the benefit plan operates. In the U.S., we use a settlement approach whereby a portfolio of bonds is selected from the universe of actively traded high-quality U.S. corporate bonds. The selected portfolio is designed to provide cash flows sufficient to pay the plan’s expected benefit payments when due. The resulting discount rate reflects the rate of return of the selected portfolio of bonds. For our non-U.S. locations with a sufficient number of actively traded high-quality bonds, an analysis is performed in which the projected cash flows from the defined benefit plans are discounted against a yield curve constructed with an appropriate universe of high-quality corporate bonds available in each country. In this manner, a present value is developed. The discount rate selected is the single equivalent rate that produces the same present value. Both the settlement approach and the yield curve approach produce a discount rate that recognizes each plan’s distinct liability characteristics. For countries that lack a sufficient corporate bond market, a government bond index adjusted for an appropriate risk premium is used to establish the discount rate.

Assumptions for the expected long-term rate of return on plan assets are based on future expectations for returns for each asset class and the effect of periodic target asset allocation rebalancing. We adjust the results for the payment of reasonable expenses of the plan from plan assets. We believe our assumptions are appropriate based on the investment mix and long-term nature of the plans’ investments. Assumptions used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

We intend to rebalance the plans’ investments when they are not within the target allocation ranges. Additional contributions are invested consistent with the target ranges and may be used to rebalance the portfolio. The investment allocations and individual investments are chosen with regard to the duration of the obligations of each plan.

Weighted average asset allocations as of December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2012	2011	2012	2011	2012	2011
Equity securities	31%	35%	51%	48%	36%	32%
Fixed income securities	58%	63%	40%	41%	58%	66%
Cash equivalents	11%	2%	9%	11%	6%	2%

The plans are slightly outside their target allocation ranges due to cash funding late in the year. None of the plan assets related to the defined benefit pension plans and retiree health care benefit plan are directly invested in TI common stock. As of December 31, 2012, we do not expect to return any of the plans’ assets to TI in the next 12 months.

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2013	$197	$34	$(4)	$80
2014	102	35	(4)	81
2015	111	37	(4)	87
2016	113	38	(5)	91
2017	111	39	(5)	94
2018-2022	495	193	(16)	535

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2012	2011
Assumed health care cost trend rate for next year	7.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2018	2017

A one percentage point increase or decrease in health care cost trend rates over all future periods would have increased or decreased the accumulated postretirement benefit obligation for the U.S. retiree health care plan at December 31, 2012, by $26 million or $22 million, respectively. The service cost and interest cost components of 2012 plan expense would have increased or decreased by $2 million.

Deferred compensation arrangements
We have a deferred compensation plan that allows U.S. employees whose base salary and management responsibility exceed a certain level to defer receipt of a portion of their cash compensation. Payments under this plan are made based on the participant’s distribution election and plan balance. Participants can earn a return on their deferred compensation based on notional investments in the same investment funds that are offered in our defined contribution plans.

As of December 31, 2012, our liability to participants of the deferred compensation plan was $139 million and is recorded in Deferred credits and other liabilities on our Consolidated balance sheets. This amount reflects the accumulated participant deferrals and earnings thereon as of that date. Except as described in the next paragraph, no assets are held in trust for the deferred compensation plan and so we remain liable to the participants. To serve as an economic hedge against changes in fair values of this liability, we invest in similar mutual funds that are recorded in Long-term investments. We record changes in the fair value of the liability and the related investment in SG&A as discussed in Note 9.

In connection with the National acquisition, we assumed its deferred compensation plan. As of December 31, 2012, this consisted of $35 million of obligations and matching assets held in a Rabbi trust. No further contributions will be made to this plan.

Debt and lines of credit	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Debt and lines of credit
Debt and lines of credit
Short-term borrowings
We maintain a line of credit to support commercial paper borrowings, if any, and to provide additional liquidity through bank loans. As of December 31, 2012, we have a five-year variable-rate revolving credit facility from a consortium of investment-grade banks that allows us to borrow up to $2 billion through March 2017. The interest rate on borrowings under this credit facility, if drawn, is indexed to the applicable London Interbank Offered Rate (LIBOR). As of December 31, 2012, we have no commercial paper outstanding, having repaid $1 billion on a cumulative basis in 2012.

Long-term debt
In August 2012, we issued an aggregate principal amount of $1.5 billion of fixed-rate long-term debt, with $750 million due in 2015 and $750 million due in 2019. The proceeds of the offering were $1.492 billion, net of the original issuance discount. We also incurred $7 million of issuance costs that are included in Other assets and are being amortized to Interest and debt expense over the term of the debt.

In May 2011, we issued fixed- and floating-rate long-term debt to help fund the National acquisition. The proceeds of the offering were $3.497 billion, net of the original issuance discount. We also incurred $12 million of issuance costs that are included in Other assets and are being amortized to Interest and debt expense over the term of the debt.

We also have an interest rate swap agreement related to the $1 billion floating-rate debt due 2013. Under this agreement, we will receive variable payments based on three-month LIBOR rates and pay a fixed rate through May 15, 2013. Changes in the cash flows of the interest rate swap are expected to exactly offset the changes in cash flows attributable to fluctuations in the three-month LIBOR-based interest payments. We have designated this interest rate swap as a cash flow hedge and record changes in its fair value in AOCI. As of December 31, 2012, the fair value of the swap agreement is a $2 million liability. The net effect of this swap is to convert the $1 billion floating-rate debt to a fixed-rate obligation bearing a rate of 0.922 percent.

At the acquisition date, we assumed $1 billion of outstanding National debt with a fair value of $1.105 billion. The excess of the fair value over the stated value is amortized as a reduction of Interest and debt expense over the term of the related debt. In 2012 and 2011, we amortized $26 million and $9 million, respectively. During 2012, we repaid $375 million of this debt.

Total long-term debt outstanding as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Notes due 2012 at 6.15% (assumed with National acquisition)	$—	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000	1,000
Notes due 2013 at 0.875%	500	500
Notes due 2014 at 1.375%	1,000	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250	250
Notes due 2015 at 0.45%	750	—
Notes due 2016 at 2.375%	1,000	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375	375
Notes due 2019 at 1.65%	750	—
	5,625	4,500

Add net unamortized premium	61	93
Less current portion of long-term debt	(1,500)	(382)
Total long-term debt	$4,186	$4,211

Interest and debt expense was $85 million in 2012 and $42 million in 2011. This was net of the amortization of the debt premium and other debt issuance costs. Cash payments for interest on long-term debt were $97 million in 2012 and $54 million in 2011. Capitalized interest was not material.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Operating leases
We conduct certain operations in leased facilities and also lease a portion of our data processing and other equipment. In addition, certain long-term supply agreements to purchase industrial gases are accounted for as operating leases. Lease agreements frequently include purchase and renewal provisions and require us to pay taxes, insurance and maintenance costs. Rental and lease expense incurred was $124 million, $109 million and $100 million in 2012, 2011 and 2010, respectively.

Capitalized software licenses
We have licenses for certain internal-use electronic design automation software that we account for as capital leases. The related liabilities are apportioned between Accounts payable and Deferred credits and other liabilities on our Consolidated balance sheets, depending on the contractual timing of payments.

Purchase commitments
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2012, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2013	$102	$46	$77
2014	77	33	54
2015	66	14	25
2016	49	—	18
2017	32	—	10
Thereafter	80	—	22

Indemnification guarantees
We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities
We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General
We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Discontinued operations indemnity
In connection with the 2006 sale of the former Sensors & Controls (S&C) business, we have agreed to indemnify Sensata Technologies, Inc., for specified litigation matters and certain liabilities, including environmental liabilities. In a settlement with a third party, we have agreed to indemnify that party for certain events relating to S&C products, which events we consider remote. We believe our total remaining potential exposure from both of these indemnities will not exceed $200 million. As of December 31, 2012, we believe future payments related to these indemnity obligations will not have a material effect on our financial condition, results of operations or liquidity.

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' equity
Stockholders’ equity
We are authorized to issue 10,000,000 shares of preferred stock. No preferred stock is currently outstanding.

Treasury shares acquired in connection with the board-authorized stock repurchase program in 2012, 2011 and 2010 were 59,757,780 shares, 59,466,168 shares and 93,522,896 shares, respectively. As of December 31, 2012, $3.9 billion of stock repurchase authorizations remain, and no expiration date has been specified.

Supplemental financial information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental financial information
Supplemental financial information
Other income (expense) net

	2012	2011	2010
Interest income	$8	$11	$13
Net gains on investments	18	6	11
Tax interest (expense)	32	1	(2)
Other (a)	(11)	(13)	15
Total	$47	$5	$37
(a) Includes lease income of approximately $15 million per year, primarily from the purchaser of a former business. As of December 31, 2012, the aggregate amount of non-cancellable future lease payments to be received from these leases is $66 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as realized gains and losses associated with former equity investments; gains and losses related to former businesses, including settlements in 2012 and 2011; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts.

Property, plant and equipment at cost

	Depreciable Lives (Years)	December 31,
		2012	2011
Land	—	$189	$188
Buildings and improvements	5-40	3,006	2,998
Machinery and equipment	3-10	3,696	3,947
Total		$6,891	$7,133

Authorizations for property, plant and equipment expenditures in future years were $234 million at December 31, 2012.

Accrued expenses and other liabilities

	December 31,
	2012	2011
Customer incentive programs and allowances	$213	$190
Severance and related expenses	217	140
Property and other non-income taxes	127	98
Other	324	367
Total	$881	$795

Accumulated other comprehensive income (loss), net of taxes

	December 31,
	2012	2011
Unrealized losses on available-for-sale investments	$—	$(3)
Postretirement benefit plans:
Net actuarial loss	(701)	(780)
Net prior service credit	7	9
Cash flow hedge derivative	(5)	(2)
Total	$(699)	$(776)

Segment and geographic area data	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment and geograhic area data
Segment and geographic area data
Reportable segments
The information presented in our Notes to financial statements is based on our segment structure existing as of December 31, 2012. This structure is comprised of three reportable segments: Analog, Embedded Processing and Wireless. These reportable segments represent groups of similar products that are combined on the basis of similar design and development requirements, product characteristics, manufacturing processes and distribution channels. A summary of each reportable segment follows:

•
Analog – Analog semiconductors change real-world signals - such as sound, temperature, pressure or images - by conditioning them, amplifying them and often converting them to a stream of digital data that can be processed by other semiconductors, such as digital signal processors (DSPs). Analog semiconductors are also used to manage power in every electronic device, whether plugged into a wall or running off of a battery. Analog includes the following major product lines: HVAL, Power, HPA and SVA.

•
Embedded Processing – Our Embedded Processing products include our DSPs and microcontrollers. DSPs perform mathematical computations almost instantaneously to process or improve digital data. Microcontrollers are designed to control a set of specific tasks for electronic equipment. We make and sell catalog Embedded Processing products used in many different applications and application-specific Embedded Processing products used in specific applications, such as communications infrastructure equipment and automotive.

•
Wireless – Our Wireless products consist of OMAP applications processors, connectivity products and baseband products. We concentrated our Wireless investments on OMAP applications processors and connectivity products for the smartphone and consumer tablet markets.

As previously announced, the Wireless segment will be eliminated due to the decision to wind down certain of its product lines. As a result, we will restructure our reportable segments beginning January 1, 2013, and we will report our first quarter of 2013 financial results accordingly. Financial results for Wireless products for the smartphone and consumer tablet markets will be included in Other. Financial results for Wireless products that address embedded applications, a strategic focus for the company, will be reported in the Embedded Processing segment.

Other
Other includes other operating segments that neither meet the quantitative thresholds for individually reportable segments nor are they aggregated with other operating segments. These operating segments primarily include our smaller semiconductor product lines such as DLP® products (primarily used in projectors to create high-definition images), custom semiconductors known as application-specific integrated circuits (ASICs) and calculators.

Other also includes royalties received for our patented technology that we license to other electronics companies and revenue from transitional supply agreements related to acquisitions and divestitures. Other may also include certain unallocated income and expenses such as gains and losses on sales of assets; sales tax refunds; and certain litigation costs, settlements or reserves. Except for these few unallocated items, we allocate all of our expenses associated with corporate activities to our operating segments based on specific methodologies, such as percentage of operating expenses or headcount.

Acquisition-related charges related to National are also recorded in Other in 2012 and 2011, as detailed in Note 2.

Restructuring charges related to the 2011 announced action in Hiji, Japan, and Houston, Texas; losses and insurance proceeds associated with the 2011 earthquake in Japan; and the 2012 gain on the transfer of the Japan substitutional pension are also included in Other. In 2010, the gain related to a divestiture of a product line is included in Other. See Notes 3 and 4 for additional information.

We use centralized manufacturing and facilities organizations to provide products and support to our operating segments. Costs incurred by these organizations, including depreciation, are charged to the segments on a per-unit basis. Consequently, depreciation expense is not an independently identifiable component within the segments' results and therefore is not provided.

With the exception of goodwill, we do not identify or allocate assets by operating segment, nor does the chief operating decision maker evaluate operating segments using discrete asset information. There was no significant intersegment revenue. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2012	$6,998	$1,971	$1,357	$2,499	$12,825
2011	6,375	2,110	2,518	2,732	13,735
2010	5,979	2,073	2,978	2,936	13,966
Operating profit (loss)
2012	$1,650	$166	$(525)	$682	$1,973
2011	1,693	368	412	519	2,992
2010	1,876	491	683	1,464	4,514

Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia (a)	Europe	Japan	Rest of World	Total
Revenue
2012	$1,596	$7,808	$1,861	$1,357	$203	$12,825
2011	1,468	8,619	1,822	1,462	364	13,735
2010	1,539	8,903	1,760	1,366	398	13,966

Property, plant and equipment, net
2012	$1,931	$1,547	$241	$174	$19	$3,912
2011	2,159	1,739	276	228	26	4,428
2010	1,694	1,575	139	249	23	3,680

(a)	Revenue from products shipped into China (including Hong Kong) was $5.38 billion in 2012, $5.83 billion in 2011 and $5.69 billion in 2010.

Major customer
No customer accounts for 10 percent or more of 2012 revenue. Sales to the Nokia group of companies, including sales to indirect contract manufacturers, accounted for 13 percent and 19 percent of our 2011 and 2010 revenue, respectively. Revenue from sales to Nokia is reflected primarily in our Wireless segment.

Description of business and significant accounting policies and practices (Policies)	12 Months Ended
Dec. 31, 2012
Description of business and significant accounting policies and practices [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2012 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

Revenue recognition
Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title and risk of loss pass to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized consistent with the principles discussed above, but delivery occurs when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends. We also provide allowances for certain growth-based incentives.

We provide distributors an allowance to scrap certain slow-selling or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.

We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs	Advertising costs We expense advertising and other promotional costs as incurred.
Income taxes
Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

Other assessed taxes
Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share
Earnings per share (EPS)
Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Investments
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

•
Cash equivalents and short-term investments: We consider investments in debt securities with maturities of 90 days or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond 90 days from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

•
Long-term investments: Long-term investments consist of mutual funds, venture capital funds and non-marketable equity securities. Prior to the fourth quarter of 2012, this also included auction-rate securities.

•
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, or equity- or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary impairments on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity-method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost-method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Inventories
Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We perform our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill.

Foreign currency
Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, as more fully described in Note 12, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap are credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI).

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Restructuring charges/other (Policies)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring policy
Restructuring charges may consist of voluntary or involuntary severance-related charges, asset-related charges and other costs to exit activities. We recognize voluntary termination benefits when the employee accepts the offered benefit arrangement. We recognize involuntary severance-related charges depending on whether the termination benefits are provided under an ongoing benefit arrangement or under a one-time benefit arrangement. If the former, we recognize the charges once they are probable and the amounts are estimable. If the latter, we recognize the charges once the benefits have been communicated to employees.

Restructuring activities associated with assets are recorded as an adjustment to the basis of the asset, not as a liability. When we commit to a plan to abandon a long-lived asset before the end of its previously estimated useful life, we accelerate the recognition of depreciation to reflect the use of the asset over its shortened useful life. When an asset is held to be sold, we write down the carrying value to its net realizable value and cease depreciation. Restructuring actions may be viewed as an impairment indicator requiring testing of the recoverability of intangible assets, including goodwill.

Stock-based compensation (Policies)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based compensation policy
We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

Valuation of debt and equity investments and certain liabilities (Policies)	12 Months Ended
Dec. 31, 2012
Valuation of debt and equity investments and certain liabilities [Abstract]
Investment policy
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

•
Cash equivalents and short-term investments: We consider investments in debt securities with maturities of 90 days or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond 90 days from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.

•
Long-term investments: Long-term investments consist of mutual funds, venture capital funds and non-marketable equity securities. Prior to the fourth quarter of 2012, this also included auction-rate securities.

•
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, or equity- or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary impairments on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity-method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost-method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Fair value
Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations and some U.S. government agency and Treasury securities. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

Commitments and contingencies (Policies)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Warranty costs and product liabilities policy
Indemnification guarantees
We routinely sell products with an intellectual property indemnification included in the terms of sale. Historically, we have had only minimal, infrequent losses associated with these indemnities. Consequently, we cannot reasonably estimate or accrue for any future liabilities that may result.

Warranty costs/product liabilities
We accrue for known product-related claims if a loss is probable and can be reasonably estimated. During the periods presented, there have been no material accruals or payments regarding product warranty or product liability. Historically, we have experienced a low rate of payments on product claims. Although we cannot predict the likelihood or amount of any future claims, we do not believe they will have a material adverse effect on our financial condition, results of operations or liquidity. Consistent with general industry practice, we enter into formal contracts with certain customers that include negotiated warranty remedies. Typically, under these agreements our warranty for semiconductor products includes three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products. In some cases, product claims may exceed the price of our products.

General
We are subject to various legal and administrative proceedings. Although it is not possible to predict the outcome of these matters, we believe that the results of these proceedings will not have a material adverse effect on our financial condition, results of operations or liquidity. From time to time, we also negotiate contingent consideration payment arrangements associated with certain acquisitions, which are recorded at fair value.

Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2012
Description of business and significant accounting policies and practices [Abstract]
Computation and reconciliation of earnings per common share
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2012			2011			2010
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(35)			(44)
Income allocated to common stock for basic EPS calculation	$1,728	1,132	$1.53	$2,201	1,151	$1.91	$3,184	1,199	$2.66

Adjustment for dilutive shares:
Stock-based compensation plans		14			20			14

Diluted EPS:
Net income	$1,759			$2,236			$3,228
Less income allocated to RSUs	(31)			(34)			(44)
Income allocated to common stock for diluted EPS calculation	$1,728	1,146	$1.51	$2,202	1,171	$1.88	$3,184	1,213	$2.62

Acquisition-related charges (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisition-related charges
These total acquisition-related charges are as follows:

	For Years Ended December 31,
	2012	2011
Distributor contract termination	$21	$—
Inventory related	—	96
Property, plant and equipment related	—	15
As recorded in COR	21	111
Amortization of intangible assets	325	87
Retention bonuses	57	46
Stock-based compensation	17	50
Severance and other benefits:
Employment reductions announced at closing	16	29
Change of control	—	41
Transaction and other costs	35	62
As recorded in Acquisition charges	450	315
Total acquisition-related charges	$471	$426

Pro forma summaries
In conformance with Accounting Standards Codification (ASC) 805 – Business Combinations, the following unaudited summaries of pro forma combined results of operation for the years ended December 31, 2011 and 2010, give effect to the acquisition as if it had been completed on January 1, 2010. These pro forma summaries do not reflect any operating efficiencies, cost savings or revenue enhancements that may be achieved by the combined companies. In addition, certain non-recurring expenses, such as restructuring charges and retention bonuses, are not reflected in the pro forma summaries. These pro forma summaries are presented for informational purposes only and are not indicative of what the actual results of operations would have been had the acquisition taken place as of that date, nor are they indicative of future consolidated results of operations.

	For Years Ended December 31,
	2011	2010
	(Unaudited)
Revenue	$14,805	$15,529
Net income	2,438	3,218
Earnings per common share – diluted	$2.05	$2.61

Restructuring charges/other (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring charges/other
Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,
	2012	2011	2010
Restructuring charges by action:
Restructuring charges	$261	$—	$—
Goodwill impairment	90	—	—
2012 Wireless action	351	—	—
2011 action	49	112	—
2008/2009 actions	—	—	33

Other:
Gain on transfer of Japan substitutional pension	(144)	—	—
Gain on divested product line	—	—	(144)
Other	8	—	—
Restructuring charges/other	$264	$112	$(111)

Restructuring charges recognized by segment
Restructuring charges/other recognized by segment are as follows:

	For Years Ended December 31,
	2012	2011	2010
Analog	$—	$—	$13
Embedded Processing	—	—	6
Wireless	351	—	10
Other	(87)	112	(140)
Total	$264	$112	$(111)

Changes in accrued restructuring balances
The table below reflects the changes in accrued restructuring balances associated with these actions:

	2012 Action		2011 Action		2008/2009 Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$—	$—	$84	$10	$94
Restructuring charges	—	—	—	—	33	—	33
Non-cash items (a)	—	—	—	—	(33)	—	(33)
Payments	—	—	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	—	—	22	8	30

Restructuring charges	—	—	107	5	—	—	112
Non-cash items (a)	—	—	(11)	(5)	—	—	(16)
Payments	—	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	96	—	13	7	116

Restructuring charges	245	106	6	43	—	—	400
Non-cash items (a)	—	(106)	3	(18)	—	—	(121)
Payments	(4)	—	(11)	(22)	(8)	(1)	(46)
Remaining accrual at December 31, 2012	$241	$—	$94	$3	$5	$6	$349

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock option, restricted stock unit and employee stock purchase plan transactions
Summarized information as of December 31, 2012, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	96,121,395	68,534,425
Weighted average remaining contractual life (in years)	4.7	3.3
Weighted average exercise price per share	$28.75	$27.30
Intrinsic value (millions of dollars)	$398	$300
(a) Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2012 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09
Granted	13,508,034	32.35	5,617,150	31.60
Vested RSUs	—	—	(4,182,928)	28.66
Expired and forfeited	(4,732,514)	29.78	(1,417,834)	26.76
Exercised	(22,409,816)	20.32	—	—
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91
Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2012
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	197,554,600	25,137,819	222,692,419
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)	(681,951)	(123,825,316)
Available for future grants	74,411,235	24,455,868	98,867,103

(a) Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.
We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2012	2011	2010
Weighted average grant date fair value, per share	$8.31	$10.37	$6.61
Weighted average assumptions used:
Expected volatility	30%	30%	32%
Expected lives (in years)	7.1	6.9	6.4
Risk-free interest rates	1.40%	2.61%	2.83%
Expected dividend yields	2.10%	1.51%	2.08%
Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2012	2011	2010
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$48	$40	$36
Research and development (R&D)	71	58	53
Selling, general and administrative (SG&A)	127	121	101
Acquisition charges	17	50	—
Total	$263	$269	$190
Employee stock purchase plan transactions during 2012 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2011	580,095	$25.29
Granted	2,931,354	25.64
Exercised	(2,829,498)	25.12
Outstanding grants, December 31, 2012	681,951	$27.47

Schedule of share-based compensation, Shares outstanding under stock option plans, by exercise price range
Summarized information about stock options outstanding at December 31, 2012, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	4,882	0.8	$9.56	4,882	$9.56
10.01 to 20.00	13,179,570	4.5	15.32	9,619,657	15.43
20.01 to 30.00	34,637,310	4.8	24.86	27,154,258	25.33
30.01 to 38.40	51,817,336	4.9	32.81	31,755,628	32.59
$9.56 to 38.40	99,639,098	4.8	$27.73	68,534,425	$27.30

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	Income before income taxes

	U.S.	Non-U.S.	Total
2012	$319	$1,616	$1,935
2011	1,791	1,164	2,955
2010	3,769	782	4,551

Provision (benefit) for income taxes
Provision (benefit) for income taxes

	U.S. Federal	Non-U.S.	U.S. State	Total
2012:
Current	$(43)	$156	$(2)	$111
Deferred	—	65	—	65
Total	$(43)	$221	$(2)	$176

2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

Principal reconciling items from income tax computed at statutory federal rate
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2012	2011	2010
Computed tax at statutory rate	$677	$1,034	$1,593
Non-U.S. effective tax rates	(345)	(245)	(184)
U.S. tax benefit for manufacturing	(158)	(31)	(63)
Impact of changes to uncertain tax positions	(88)	—	—
Non-deductible expenses	42	27	10
U.S. R&D tax credit	—	(58)	(54)
Other	48	(8)	21
Total provision for income taxes	$176	$719	$1,323

Primary components of deferred income tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2012	2011
Deferred income tax assets:
Inventories and related reserves	$734	$913
Deferred loss and tax credit carryforwards	382	400
Stock-based compensation	366	357
Postretirement benefit costs recognized in AOCI	357	431
Accrued expenses	331	322
Other	209	122
	2,379	2,545
Less valuation allowance	(221)	(178)
	2,158	2,367
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(921)	(1,030)
Accrued retirement costs (defined benefit and retiree health care)	(243)	(180)
Property, plant and equipment	(131)	(141)
International earnings	(102)	(92)
Other	(11)	(36)
	(1,408)	(1,479)
Net deferred income tax asset	$750	$888

Deferred tax assets and liabilities
The deferred income tax assets and liabilities based on tax jurisdictions are presented on the Consolidated balance sheets as follows:

	December 31,
	2012	2011
Current deferred income tax assets	$1,044	$1,174
Noncurrent deferred income tax assets	280	321
Current deferred income tax liabilities	(2)	—
Noncurrent deferred income tax liabilities	(572)	(607)
Net deferred income tax asset	$750	$888

Summary of income tax contingencies
The changes in the total amounts of uncertain tax positions are summarized as follows:

	2012	2011	2010
Balance, January 1	$210	$103	$56
Additions based on tax positions related to the current year	12	15	12
Additions from the acquisition of National	—	132	—
Additions for tax positions of prior years	45	3	50
Reductions for tax positions of prior years	(92)	(39)	(12)
Settlements with tax authorities	39	(4)	(3)
Expiration of the statute of limitations for assessing taxes	(30)	—	—
Balance, December 31	$184	$210	$103

Interest income (expense) recognized in the year ended December 31	$32	$1	$(2)

Interest receivable (payable) as of December 31	$8	$(3)	$5

Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these Accounts receivable allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2012	$19	$12	$—	$31
2011	18	1	—	19
2010	23	(4)	(1)	18

Valuation of debt and equity investments and certain liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Valuation of debt and equity investments and certain liabilities [Abstract]
Investments and unrealized gains and losses
Details of our investments and related unrealized gains and losses included in AOCI are as follows:

	December 31, 2012			December 31, 2011
	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
Measured at fair value:
Available-for-sale securities
Money market funds	$211	$—	$—	$55	$—	$—
Corporate obligations	188	325	—	135	159	—
U.S. Government agency and Treasury securities	795	2,224	—	430	1,691	—
Auction-rate securities	—	—	—	—	—	41

Trading securities
Auction-rate securities	—	—	—	—	93	—
Mutual funds	—	—	159	—	—	169
Total	1,194	2,549	159	620	1,943	210

Other measurement basis:
Equity-method investments	—	—	34	—	—	32
Cost-method investments	—	—	22	—	—	23
Cash on hand	222	—	—	372	—	—
Total	$1,416	$2,549	$215	$992	$1,943	$265

Amounts included in AOCI from available-for-sale securities:
Unrealized gains (pre-tax)	$—	$—	$—	$—	$—	$—
Unrealized losses (pre-tax)	$—	$—	$—	$—	$—	$5

Aggregate maturities of investments in debt securities classified as available-for-sale	The following table presents the aggregate maturities of investments in debt securities classified as available for sale at December 31, 2012:

Due	Fair Value
One year or less	$3,343
One to three years	400

Assets and liabilities accounted for at fair value
The following are our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011. These tables do not include cash on hand, assets held by our postretirement plans, or assets and liabilities that are measured at historical cost or any basis other than fair value.

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets
Money market funds	$211	$211	$—	$—
Corporate obligations	513	—	513	—
U.S. Government agency and Treasury securities	3,019	1,145	1,874	—
Mutual funds	159	159	—	—
Total assets	$3,902	$1,515	$2,387	$—

Liabilities
Deferred compensation	$174	$174	$—	$—
Total liabilities	$174	$174	$—	$—

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets
Money market funds	$55	$55	$—	$—
Corporate obligations	294	—	294	—
U.S. Government agency and Treasury securities	2,121	606	1,515	—
Auction-rate securities	134	—	—	134
Mutual funds	169	169	—	—
Total assets	$2,773	$830	$1,809	$134

Liabilities
Deferred compensation	$191	$191	$—	$—
Total liabilities	$191	$191	$—	$—

Reconciliation of change in fair value for level 3 assets
The following table summarizes the change in the fair values for Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

	Level 3
	Auction-rate Securities	Contingent Consideration
Balance, December 31, 2010	$257	$8
Change in fair value of contingent consideration – included in operating profit	—	(8)
Change in unrealized loss – included in AOCI	(1)	—
Redemptions and sales	(122)	—
Balance, December 31, 2011	134	—
Change in unrealized loss – included in AOCI	13	—
Redemptions	(84)	—
Sales	(63)	—
Balance, December 31, 2012	$—	$—

Goodwill and acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2012 and 2011.

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2010	$630	$172	$90	$32	$924
Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	4,158	172	90	32	4,452

Impairment	—	—	(90)	—	(90)
Goodwill, December 31, 2012	$4,158	$172	$—	$32	$4,362

Schedule of acquisition-related intangible assets
The components of acquisition-related intangible assets as of December 31, 2012 and 2011, are as follows:

		December 31, 2012			December 31, 2011
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,145	$312	$1,833	$2,089	$91	$1,998
Customer relationships	5 - 8	821	137	684	822	34	788
Other intangibles	2 - 7	46	36	10	50	29	21
In-process R&D	(a)	31	n/a	31	93	n/a	93
Total		$3,043	$485	$2,558	$3,054	$154	$2,900
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Estimated amortization of acquisition-related finite lived intangibles for future years	Future estimated amortization of acquisition-related intangibles for the years ended December 31 is as follows:

2013	$335
2014	321
2015	319
2016	319
2017	318
Thereafter	946

Postretirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$24	$22	$20	$5	$4	$4	$45	$41	$37
Interest cost	44	46	45	25	25	26	75	69	62
Expected return on plan assets	(50)	(45)	(49)	(23)	(21)	(23)	(78)	(83)	(73)
Amortization of prior service cost (credit)	1	1	1	3	2	2	(4)	(4)	(3)
Recognized net actuarial loss	16	23	22	13	13	12	41	40	30
Net periodic benefit costs	35	47	39	23	23	21	79	63	53

Settlement charges (a) (b)	—	—	37	—	—	—	193	—	—
Curtailment charges (credits)	—	—	—	(1)	5	—	—	2	—
Special termination benefit charges (credits) (b)	(1)	4	—	—	—	—	(337)	—	—
Total, including charges	$34	$51	$76	$22	$28	$21	$(65)	$65	$53
(a) Includes restructuring and non-restructuring-related settlement charges.
(b) In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law(JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States; and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.

The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.

During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled ($533 million) and the assets transferred from the pension trust to the government of Japan ($196 million), offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.
Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2012	2011	2012	2011	2012	2011
Change in plan benefit obligation:
Benefit obligation at beginning of year	$959	$880	$521	$473	$2,748	$2,217
Service cost	24	22	5	4	45	41
Interest cost	44	46	25	25	75	69
Participant contributions	—	—	17	18	1	1
Benefits paid	(45)	(52)	(47)	(43)	(83)	(72)
Medicare subsidy	—	—	5	4	—	—
Actuarial (gain) loss	116	61	(17)	19	222	91
Settlements	—	—	—	—	(533)	(1)
Curtailments	1	(2)	(1)	4	—	(3)
Assumed with National acquisition	—	—	—	—	—	301
Special termination benefit charges (credits)	(1)	4	—	—	—	—
Plan amendments	—	—	1	17	—	—
Effects of exchange rate changes	—	—	—	—	(61)	104
Benefit obligation at end of year (BO)	$1,098	$959	$509	$521	$2,414	$2,748

Change in plan assets:
Fair value of plan assets at beginning of year	$914	$833	$431	$404	$2,211	$1,835
Actual return on plan assets	95	106	37	6	207	53
Employer contributions (funding of qualified plans)	104	25	78	46	134	72
Employer contributions (payments for non-qualified plans)	3	2	—	—	—	—
Participant contributions	—	—	17	18	1	1
Assumed with National acquisition	—	—	—	—	—	235
Benefits paid	(45)	(52)	(46)	(43)	(83)	(72)
Settlements	—	—	—	—	(196)	(1)
Effects of exchange rate changes	—	—	—	—	(56)	88
Fair value of plan assets at end of year (FVPA)	$1,071	$914	$517	$431	$2,218	$2,211

Funded status (FVPA – BO) at end of year	$(27)	$(45)	$8	$(90)	$(196)	$(537)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the balance sheet as of December 31, 2012, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$34	$12	$22	$68
Accrued expenses and other liabilities	(8)	—	(6)	(14)
Underfunded retirement plans	(53)	(4)	(212)	(269)
Funded status (FVPA – BO) at end of year	$(27)	$8	$(196)	$(215)

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The amounts recorded in AOCI for the years ended December 31, 2012 and 2011, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2011, net of taxes	$140	$—	$140	$14	$500	$(23)	$780	$(9)
Changes in AOCI by category in 2012:
Annual adjustments	72	—	(31)	1	68	2	109	3
Reclassification of recognized transactions	(16)	(1)	(13)	(3)	(234)	4	(263)	—
Less tax expense (benefit)	(20)	—	16	1	79	(2)	75	(1)
Total change to AOCI in 2012	36	(1)	(28)	(1)	(87)	4	(79)	2
AOCI balance, December 31, 2012, net of taxes	$176	$(1)	$112	$13	$413	$(19)	$701	$(7)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2012 and 2011:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2010	$34	$51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	35	18
Redemptions	(2)	—
Unrealized gain	4	1
Balance, December 31, 2012	$37	$19

Schedule of Assumptions Used
Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2012	2011	2012	2011
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.16%	4.92%	3.97%	4.89%
Non-U.S. discount rate	2.80%	2.89%

U.S. average long-term pay progression	3.50%	3.50%
Non-U.S. average long-term pay progression	3.10%	3.18%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	4.92%	5.58%	4.86%	5.48%
Non-U.S. discount rate	2.88%	2.79%

U.S. long-term rate of return on plan assets	6.00%	6.25%	5.50%	5.50%
Non-U.S. long-term rate of return on plan assets	3.83%	4.17%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.17%	3.24%

Schedule of Allocation of Plan Assets
The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

Weighted average asset allocations as of December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2012	2011	2012	2011	2012	2011
Equity securities	31%	35%	51%	48%	36%	32%
Fixed income securities	58%	63%	40%	41%	58%	66%
Cash equivalents	11%	2%	9%	11%	6%	2%

The tables below set forth the fair value of our plan assets as of December 31, 2012 and 2011, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$119	$—	$119	$—
U.S. Government agency and Treasury securities	247	—	247	—
U.S. bond funds	368	—	368	—
U.S. equity funds and option collars	219	—	219	—
International equity funds	81	—	81	—
Limited partnerships	37	—	—	37
Total	$1,071	$—	$1,034	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$49	$—	$49	$—
U.S. bond funds	205	205	—	—
U.S. equity funds and option collars	197	46	151	—
International equity funds	66	—	66	—
Total	$517	$251	$266	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$133	$88	$45	$—
Local market bond funds	942	183	759	—
International/global bond funds	343	19	324	—
Local market equity funds	204	20	184	—
International/global equity funds	564	—	564	—
Other investments	32	—	13	19
Total	$2,218	$310	$1,889	$19

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market collective trusts	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

Schedule of Expected Benefit Payments
The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2013	$197	$34	$(4)	$80
2014	102	35	(4)	81
2015	111	37	(4)	87
2016	113	38	(5)	91
2017	111	39	(5)	94
2018-2022	495	193	(16)	535

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2012	2011
Assumed health care cost trend rate for next year	7.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2018	2017

Debt and lines of credit (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments
Total long-term debt outstanding as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Notes due 2012 at 6.15% (assumed with National acquisition)	$—	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000	1,000
Notes due 2013 at 0.875%	500	500
Notes due 2014 at 1.375%	1,000	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250	250
Notes due 2015 at 0.45%	750	—
Notes due 2016 at 2.375%	1,000	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375	375
Notes due 2019 at 1.65%	750	—
	5,625	4,500

Add net unamortized premium	61	93
Less current portion of long-term debt	(1,500)	(382)
Total long-term debt	$4,186	$4,211

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Minimum Payments Under Non Cancellable Operating Leases Capitalized Software Licenses And Purchase Commitments Disclosure Text Block
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2012, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2013	$102	$46	$77
2014	77	33	54
2015	66	14	25
2016	49	—	18
2017	32	—	10
Thereafter	80	—	22

Supplemental financial information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Other income (expense) net
Other income (expense) net

	2012	2011	2010
Interest income	$8	$11	$13
Net gains on investments	18	6	11
Tax interest (expense)	32	1	(2)
Other (a)	(11)	(13)	15
Total	$47	$5	$37
(a) Includes lease income of approximately $15 million per year, primarily from the purchaser of a former business. As of December 31, 2012, the aggregate amount of non-cancellable future lease payments to be received from these leases is $66 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as realized gains and losses associated with former equity investments; gains and losses related to former businesses, including settlements in 2012 and 2011; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts.

Property, plant and equipment at cost
Property, plant and equipment at cost

	Depreciable Lives (Years)	December 31,
		2012	2011
Land	—	$189	$188
Buildings and improvements	5-40	3,006	2,998
Machinery and equipment	3-10	3,696	3,947
Total		$6,891	$7,133

Accrued expenses and other liabilities
Accrued expenses and other liabilities

	December 31,
	2012	2011
Customer incentive programs and allowances	$213	$190
Severance and related expenses	217	140
Property and other non-income taxes	127	98
Other	324	367
Total	$881	$795

Accumulated other comprehensive income (loss), net of taxes
Accumulated other comprehensive income (loss), net of taxes

	December 31,
	2012	2011
Unrealized losses on available-for-sale investments	$—	$(3)
Postretirement benefit plans:
Net actuarial loss	(701)	(780)
Net prior service credit	7	9
Cash flow hedge derivative	(5)	(2)
Total	$(699)	$(776)

Segment and geographic area data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Segment information

	Analog	Embedded Processing	Wireless	Other	Total
Revenue
2012	$6,998	$1,971	$1,357	$2,499	$12,825
2011	6,375	2,110	2,518	2,732	13,735
2010	5,979	2,073	2,978	2,936	13,966
Operating profit (loss)
2012	$1,650	$166	$(525)	$682	$1,973
2011	1,693	368	412	519	2,992
2010	1,876	491	683	1,464	4,514

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Geographic area information
The following geographic area data include revenue, based on product shipment destination and royalty payor location, and property, plant and equipment, based on physical location:

	U.S.	Asia (a)	Europe	Japan	Rest of World	Total
Revenue
2012	$1,596	$7,808	$1,861	$1,357	$203	$12,825
2011	1,468	8,619	1,822	1,462	364	13,735
2010	1,539	8,903	1,760	1,366	398	13,966

(a)	Revenue from products shipped into China (including Hong Kong) was $5.38 billion in 2012, $5.83 billion in 2011 and $5.69 billion in 2010.

Schedule Of Geographic Information Long Lived Assets

Property, plant and equipment, net
2012	$1,931	$1,547	$241	$174	$19	$3,912
2011	2,159	1,739	276	228	26	4,428
2010	1,694	1,575	139	249	23	3,680

Description of business and significant accounting policies and practices (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Reportable_Segments	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Number of reportable segments	3
Advertising expense	$ 46	$ 43	$ 44
Maximum length to maturity of a security, from the investment date, where it is classified as cash and cash equivalent	90 days
Length to maturity from the investment date of a security where the length of time is too short to be classified as a short-term investment	90 days
Consigned inventory	169	129
Net income	1,759	2,236	3,228
Basic EPS:
Income allocated to common stock for basic EPS calculation	1,728	2,201	3,184
Weighted average number of shares outstanding, basic (in shares)	1,132	1,151	1,199
Basic EPS (in dollars per share)	$ 1.53	$ 1.91	$ 2.66
Adjustment for dilutive shares:
Stock-based compensation plans (in shares)	14	20	14
Diluted EPS:
Income allocated to common stock for diluted EPS calculation	1,728	2,202	3,184
Weighted average number of shares outstanding, diluted (in shares)	1,146	1,171	1,213
Diluted EPS (in dollars per share)	$ 1.51	$ 1.88	$ 2.62
Anti-dilutive shares, stock-based compensation (in shares)	52	24	66
Basic EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	(31)	(35)	(44)
Diluted EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	$ (31)	$ (34)	$ (44)

Acquisition-related charges (National acquisition) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2010	Dec. 31, 2011 National [Member]	Dec. 31, 2011 National [Member] positions	Dec. 31, 2012 National [Member]	Sep. 23, 2011 National [Member]	Dec. 31, 2012 National [Member] Minimum [Member]	Dec. 31, 2012 National [Member] Maximum [Member]	Dec. 31, 2012 Severance and other benefits [Member] National [Member]	Dec. 31, 2011 Severance and other benefits [Member] National [Member]
Business Acquisition [Line Items]
Total consideration transferred to shareholders	$ 130				$ 6,560
Goodwill					3,528
Amount of goodwill deductible for tax purposes				0
Inventory, fair value write-up		96	96
Property, plant, and equipment, fair value write-up		436	436
Property, plant, and equipment, depreciation rate per quarter from fair value write-up		15
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)						2 years	10 years
Restructuring and Related Cost, Number of Positions Eliminated			350
Business Acquisition, Amount Related to Severance and Other Benefit Costs Paid								$ 65	$ 14

Acquisition-related charges (Acquisition cost) (Details) (National [Member], USD $) In Millions, unless otherwise specified	12 Months Ended																	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Distributor contract termination [Member]	Dec. 31, 2011 Distributor contract termination [Member]	Dec. 31, 2012 Inventory related [Member]	Dec. 31, 2011 Inventory related [Member]	Dec. 31, 2012 Property, plant and equipment related [Member]	Dec. 31, 2011 Property, plant and equipment related [Member]	Dec. 31, 2012 As recorded in COR [Member]	Dec. 31, 2011 As recorded in COR [Member]	Dec. 31, 2012 Amortization of intangible assets [Member]	Dec. 31, 2011 Amortization of intangible assets [Member]	Dec. 31, 2012 Retention bonuses [Member]	Dec. 31, 2011 Retention bonuses [Member]	Dec. 31, 2012 Stock-based compensation [Member]	Dec. 31, 2011 Stock-based compensation [Member]	Dec. 31, 2011 Severance and other benefits [Member]	Dec. 31, 2012 Severance and other benefits [Member]	Dec. 31, 2012 Employmnet reductions announced at closing [Member]	Dec. 31, 2011 Employmnet reductions announced at closing [Member]	Dec. 31, 2012 Change of control [Member]	Dec. 31, 2011 Change of control [Member]	Dec. 31, 2012 Transaction and other costs [Member]	Dec. 31, 2011 Transaction and other costs [Member]	Dec. 31, 2012 As recorded in Acquisition charges [Member]	Dec. 31, 2011 As recorded in Acquisition charges [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 471	$ 426	$ 21	$ 0	$ 0	$ 96	$ 0	$ 15	$ 21	$ 111	$ 325	$ 87	$ 57	$ 46	$ 17	$ 50	$ 70	$ 86	$ 16	$ 29	$ 0	$ 41	$ 35	$ 62	$ 450	$ 315

Acquisition-related charges (Pro forma) (Details) (National [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
National [Member]
Business Acquisition [Line Items]
Revenue	$ 14,805	$ 15,529
Net income	$ 2,438	$ 3,218
Earnings per common share – diluted	$ 2.05	$ 2.61

Acquisition-related charges (Other Acquisitions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010 facilities mm	Oct. 31, 2011 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Oct. 31, 2010 Acquisition of semiconductor manufacturing site and 200-millimeter wafer fabrication facility [Member]	Aug. 31, 2010 Acquisition of wafer fabrication facilities and 200-millimeter equipment [Member]	Aug. 31, 2010 Acquisition of 300-millimeter production tools accounted for as a capital purchase [Member]	Aug. 31, 2010 Maximum [Member] mm
Business Acquisition [Line Items]
Number of wafer fabrication facilities acquired in Aizu-Wakamatsu				2
Total consideration given for acquisition of two wafer fabrication facilities and equipment in Aizu-Wakamatsu, Japan under a court-approved plan of reorganization				$ 130
Wafer fabrication facility, operational, millimeter				200
Cash paid in business acquisition	0	5,425	199			140	59
Payments for Previous Acquisition					35
Contractual agreement settlement recorded as cost of revenues							12
Acquisition-related costs recorded to selling, general and administrative							1
Wafer fabrication facility, non-operational, held for future capacity expansion, millimeter									300
Cash paid in acquisition recorded as a capital purchase								$ 58

Restructuring charges/other (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended												3 Months Ended	12 Months Ended																					1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended												3 Months Ended		12 Months Ended						12 Months Ended																						12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Restructuring charges [Member]	Dec. 31, 2011 Restructuring charges [Member]	Dec. 31, 2010 Restructuring charges [Member]	Dec. 31, 2012 Goodwill impairment [Member]	Dec. 31, 2011 Goodwill impairment [Member]	Dec. 31, 2010 Goodwill impairment [Member]	Sep. 30, 2012 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2012 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2011 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2010 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2012 Gain on divested product line [Member]	Dec. 31, 2011 Gain on divested product line [Member]	Dec. 31, 2010 Gain on divested product line [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Analog [Member]	Dec. 31, 2011 Analog [Member]	Dec. 31, 2010 Analog [Member]	Dec. 31, 2012 Embedded Processing [Member]	Dec. 31, 2011 Embedded Processing [Member]	Dec. 31, 2010 Embedded Processing [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2011 Wireless [Member]	Dec. 31, 2010 Wireless [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Nov. 30, 2012 2012 Action [Member]	Dec. 31, 2012 2012 Action [Member] Jobs	Dec. 31, 2012 2012 Action [Member] Jobs	Dec. 31, 2011 2012 Action [Member]	Dec. 31, 2010 2012 Action [Member]	Dec. 31, 2012 2012 Action [Member] Goodwill impairment [Member]	Dec. 31, 2012 2012 Action [Member] Employee severance and benefits charges reserves [Member]	Dec. 31, 2012 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2012 2012 Action [Member] Accelerated depreciation of facility assets [Member]	Dec. 31, 2012 2012 Action [Member] Other exit costs [Member]	Dec. 31, 2012 2011 Action [Member]	Dec. 31, 2011 2011 Action [Member]	Dec. 31, 2010 2011 Action [Member]	Dec. 31, 2012 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2011 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2012 2011 Action [Member] Accelerated depreciation of facility assets [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Accelerated depreciation of facility assets [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Other exit costs [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Other exit costs [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2008/2009 Actions [Member]	Dec. 31, 2011 2008/2009 Actions [Member]	Dec. 31, 2010 2008/2009 Actions [Member]	Dec. 31, 2009 2008/2009 Actions [Member] Jobs	Dec. 31, 2012 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]
Restructuring and Related Cost [Line Items]
Restructuring charges/other		$ 264		$ 112		$ (111)		$ 261	$ 0	$ 0	$ 90	$ 0	$ 0	$ (144)	$ (144)	$ 0	$ 0	$ 0	$ 0	$ (144)	$ 8	$ 0	$ 0	$ 0	$ 0	$ 13	$ 0	$ 0	$ 6	$ 351	$ 0	$ 10	$ (87)	$ 112	$ (140)			$ 351	$ 0	$ 0																	$ 49	$ 112	$ 0																						$ 0	$ 0	$ 33
Expected reduction in annualized expenses																																				450
Number of jobs eliminated (in jobs)																																					1,700	1,700																																														3,900
Additional restructuring and related charges																																						360					245																	215									135								30		50
Payments for severance costs																																						4																						11
Restructuring and related activities, Number of facilities closing																																																														2
Number of employees employed at each facility (in employees)																																																														500
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual		116		30		94																																					0		0		0		0		0		0										96		0		0				0		0		0										13		22		84		7		8		10
Restructuring charges		400		112		33																															351				90	245	245		0		0		106		0		0		3	13					161		6		107		0			113	43		5		0			23		25					0		0		33		0		0		0
Non-cash items		(121)	[1]	(16)	[1]	(33)	[1]																																				0	[1]	0	[1]	0	[1]	(106)	[1]	0	[1]	0	[1]									3	[1]	(11)	[1]	0	[1]			(18)	[1]	(5)	[1]	0	[1]									0	[1]	0	[1]	(33)	[1]	0	[1]	0	[1]	0	[1]
Payments		(46)		(10)		(64)																																					(4)		0		0		0		0		0										(11)		0		0				(22)		0		0										(8)		(9)		(62)		(1)		(1)		(2)
Remaining accrual		349		116		30																																				241	241		0		0		0		0		0										94		96		0				3		0		0										5		13		22		6		7		8
Proceeds from divested product line	148
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 144

[1]	Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.

Losses associated with the 2011 earthquake in Japan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			10 Months Ended		12 Months Ended		22 Months Ended	12 Months Ended		22 Months Ended
	Dec. 31, 2012 facilities	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Earthquake in Japan, March 11, 2011 [Member] facilities	Dec. 31, 2012 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2011 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2011 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	3				2
Operating income (loss)	$ 1,973	$ 2,992	$ 4,514	$ (101)		$ 13	$ 23	$ 36
Revenue	$ 12,825	$ 13,735	$ 13,966						$ 135	$ 37	$ 172

Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation arrangement by share-based payment award, Fair value assumptions, Method used	Black-Scholes option-pricing model
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 263		$ 269	$ 190
Weighted average assumptions used [Abstract]
Weighted average grant date fair value, per share (in dollars per share)	$ 8.31		$ 10.37	$ 6.61
Expected volatility (in hundredths)	30.00%		30.00%	32.00%
Expected lives (in years)	7 years 1 month 6 days		6 years 11 months 4 days	6 years 5 months 1 day
Risk-free interest rates (in hundredths)	1.40%		2.61%	2.83%
Expected dividend yields (in hundredths)	2.10%		1.51%	2.08%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average price, End of period (in dollars per share)	$ 27.73
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Ending balance (in shares)	99,639,098
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	222,692,419	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(123,825,316)
Available for future grants	98,867,103
Shares credited to directors deferred compensation account	129,033
Future compensation cost not yet recognized in the statements of income	460
Future compensation costs to be recognized in 2013	205
Future compensation costs to be recognized in 2014	153
Future compensation costs to be recognized in 2015	94
Future compensation costs to be recognized in 2016	8
Effects on shares outstanding and treasury shares [Abstract]
Treasury shares issued to settle stock options exercised in period (in shares)	25,064,951		27,308,311	19,077,274
Previously unissued shares issued to settle stock options exercised in period (in shares)	180,955		390,438	342,380
Treasury shares issued to settle RSUs vesting in period (in shares)	3,187,490		3,748,623	1,392,790
Previously unissued shares issued to settle RSUs vesting in period (in shares)	4,593		73,852	0
Effect on cash flow [Abstract]
Cash received from the exercise of options	523		690	407
Related net tax impact realized from exercise of stock options	56		45	21
Excess tax benefits realized from exercise of stock options	38		31	13
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 25.79
Weighted-average exercise price per share, Granted (in dollars per share)	$ 32.35
Weighted-average exercise price per share, Expired and forfeited (in dollars per share)	$ 29.78
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 20.32
Weighted-average price, End of period (in dollars per share)	$ 27.73
Share-based compensation arrangement by share-based payment award, Award vesting rights (in hundredths)	0.25
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, Award vesting period for retirement eligible employees (in months)	6 months
Share-based compensation arrangement by share-based payment award, Look back period to determine option life	P10Y
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	113,273,394
Granted (in shares)	13,508,034
Expired and forfeited (in shares)	(4,732,514)
Exercised (in shares)	(22,409,816)
Options outstanding, Ending balance (in shares)	99,639,098
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	244		231	140
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest [Abstract]
Number of outstanding shares (in shares)	96,121,395	[2]
Weighted-average remaining contractual life (in years)	4 years 8 months 7 days
Weighted-average exercise price per share (in dollars per share)	$ 28.75	[2]
Intrinsic value (millions of dollars)	398	[2]
Share-based compensation arrangement by share-based payment award, options, exercisable [Abstract]
Number of options exercisable	68,534,425
Weighted-average remaining contractual life (in years)	3 years 4 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 27.3
Intrinsic value (millions of dollars)	300
Shares available for future grant and reserved for issuance [Abstract]
Expected forfeitures in period	4,000,000
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	414
Future compensation cost not yet recognized in the statements of income	143
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested [Roll Forward]
Awards outstanding other than options, Beginning balance (in shares)	23,358,846
Granted (in shares)	5,617,150
Vested RSUs (in shares)	(4,182,928)
Expired and forfeited (in shares)	(1,417,834)
Awards outstanding other than options, Ending balance (in shares)	23,375,234		23,358,846
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant date fair value per share price, Beginning of period (in dollars per share)	$ 25.09
Granted (in dollars per share)	$ 31.6		$ 33.2	$ 23.47
Expired and forfeited (in dollars per share)	$ 26.76
Vested RSUs (in dollars per share)	$ 28.66
Weighted-average grant date fair value per share price, Ending of period (in dollars per share)	$ 25.91		$ 25.09
Weighted-average grant-date fair value of RSUs granted during the year (in dollars per share)	$ 31.6		$ 33.2	$ 23.47
The total fair value of shares vested from RSU grants	120		155	51
Common shares authorized for issuance upon vesting of each RSU (in shares)	1
Shares available for future grant and reserved for issuance [Abstract]
Future compensation cost not yet recognized in the statements of income	317
Long-term incentive and director compensation plan [Abstract]
Long-term incentive plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant	4 years
TI employees 2005 stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average exercise price per share, Beginning of period (in dollars per share)	$ 25.29
Weighted-average exercise price per share, Granted (in dollars per share)	$ 25.64
Weighted-average exercise price per share of options, Exercised (in dollars per share)	$ 25.12
Weighted-average price, End of period (in dollars per share)	$ 27.47		$ 25.29
Share-based compensation arrangement by share-based payment award, options, outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	580,095
Granted (in shares)	2,931,354
Exercised (in shares)	(2,829,498)
Options outstanding, Ending balance (in shares)	681,951		580,095
Share-based compensation arrangement by share-based payment award additional disclosure [Abstract]
Weighted-average grant-date fair value of employee stock purchase plan options	$ 4.52		$ 4.59	$ 3.97
Share-based compensation arrangement by share-based payment award, options exercised in period, aggregate Intrinsic value	13		10	9
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	25,137,819	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(681,951)
Available for future grants	24,455,868
Employee stock purchase plan [Abstract]
The percent of the underlying common stock's market price participants pay for options (in hundredths)	85.00%
Option term (in months)	3 months
Long-term incentive and director compensation plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, Award vesting period	4 years
Shares available for future grant and reserved for issuance [Abstract]
Reserved for issuance (in shares)	197,554,600	[1]
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)
Available for future grants	74,411,235
Long-term incentive and director compensation plan [Abstract]
Long-term incentive and director compensation plans option pricing (in hundredths)	100.00%
Term of the long term incentive stock options	10 years
Allocated Share Based Compensation Cost Of Revenue [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	48		40	36
Allocated Share Based Compensation Research And Development Expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	71		58	53
Allocated Share Based Compensation Selling General And Administrative Expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	127		121	101
Allocated Share Based Compensation, Acquisition Charges [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 17		$ 50	$ 0

[1]	Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.
[2]	Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.

Stock-based compensation (Range of Exercise Prices) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 9.56
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.4
Options outstanding, Ending balance (in shares)	99,639,098
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 9 months 18 days
Weighted-average exercise price per share (in dollars per share)	$ 27.73
Number exercisable, Ending Balance (in dollars per share)	68,534,425
Options exercisable, Weighted-average exercise price per share	$ 27.3
Range Of Exercise Prices $9.56 to 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 9.56
Maximum price of options outstanding, End of the period (in dollars per share)	$ 10
Options outstanding, Ending balance (in shares)	4,882
Options outstanding, Weighted-average remaining contractual life (in years)	9 months 3 days
Weighted-average exercise price per share (in dollars per share)	$ 9.56
Number exercisable, Ending Balance (in dollars per share)	4,882
Options exercisable, Weighted-average exercise price per share	$ 9.56
Range Of Exercise Prices $10.01 to $20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 10.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 20
Options outstanding, Ending balance (in shares)	13,179,570
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 6 months 10 days
Weighted-average exercise price per share (in dollars per share)	$ 15.32
Number exercisable, Ending Balance (in dollars per share)	9,619,657
Options exercisable, Weighted-average exercise price per share	$ 15.43
Range Of Exercise Prices $20.01 to 30.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 20.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 30
Options outstanding, Ending balance (in shares)	34,637,310
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 9 months 26 days
Weighted-average exercise price per share (in dollars per share)	$ 24.86
Number exercisable, Ending Balance (in dollars per share)	27,154,258
Options exercisable, Weighted-average exercise price per share	$ 25.33
Range Of Exercise Prices $30.01 to 38.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, End of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, End of the period (in dollars per share)	$ 38.4
Options outstanding, Ending balance (in shares)	51,817,336
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 10 months 8 days
Weighted-average exercise price per share (in dollars per share)	$ 32.81
Number exercisable, Ending Balance (in dollars per share)	31,755,628
Options exercisable, Weighted-average exercise price per share	$ 32.59

Profit sharing plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit sharing plans [Abstract]
Minimum percentage amount of operating margin the company must attain for full calendar year for any profit sharing per individual to be paid (in hundredths)	10.00%
Amount of gross compensation eligible for profit sharing deferral per individual in calendar year when minimum operating margin is attained by company (in hundredths)	2.00%
Maximum amount of gross compensation eligible for profit sharing per individual in calendar year when 35% operating margin is attained by company (in hundredths)	20.00%
Percentage of operating margin the company must attain for full calendar year for maximum amount of profit sharing per individual to be paid (in hundredths)	35.00%
Profit sharing expense per period under profit sharing plan	$ 96	$ 143	$ 279

Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes [Abstract]
Income before income taxes - U.S.	$ 319,000,000	$ 1,791,000,000	$ 3,769,000,000
Income before income taxes - Non-U.S.	1,616,000,000	1,164,000,000	782,000,000
Income before income taxes	1,935,000,000	2,955,000,000	4,551,000,000
Provision (benefit) for income taxes [Abstract]
U.S. Federal - Current	(43,000,000)	692,000,000	1,401,000,000
U.S. Federal - Deferred	0	(154,000,000)	(188,000,000)
Total U.S. Federal income taxes	(43,000,000)	538,000,000	1,213,000,000
Non-U.S. - Current	156,000,000	138,000,000	92,000,000
Non-U.S. - Deferred	65,000,000	24,000,000	(2,000,000)
Total Non-U.S. income taxes	221,000,000	162,000,000	90,000,000
U.S. State - Current	(2,000,000)	8,000,000	18,000,000
U.S. State - Deferred	0	11,000,000	2,000,000
Total U.S. State income taxes	(2,000,000)	19,000,000	20,000,000
Total current income tax expense (benefit)	111,000,000	838,000,000	1,511,000,000
Total deferred income tax expense (benefit)	65,000,000	(119,000,000)	(188,000,000)
Total provision for income taxes	176,000,000	719,000,000	1,323,000,000
Principal reconciling items from income tax computed at statutory federal rate
Computed tax at statutory rate	677,000,000	1,034,000,000	1,593,000,000
Non-U.S. effective tax rates	(345,000,000)	(245,000,000)	(184,000,000)
U.S. tax benefit for manufacturing	(158,000,000)	(31,000,000)	(63,000,000)
Impact of changes to uncertain tax positions	(88,000,000)	0	0
Non-deductible expenses	42,000,000	27,000,000	10,000,000
U.S. R&D tax credit	0	(58,000,000)	(54,000,000)
Other	48,000,000	(8,000,000)	21,000,000
Total provision for income taxes	176,000,000	719,000,000	1,323,000,000
Income tax reconciliation, Discrete Tax Benefit, U.S. Benefit for Manufacturing	252,000,000
Deferred income tax assets [Abstract]
Inventories and related reserves	734,000,000	913,000,000
Deferred loss and tax credit carryforwards	382,000,000	400,000,000
Stock-based compensation	366,000,000	357,000,000
Postretirement benefit costs recognized in AOCI	357,000,000	431,000,000
Accrued expenses	331,000,000	322,000,000
Other	209,000,000	122,000,000
Subtotal	2,379,000,000	2,545,000,000
Less valuation allowance	(221,000,000)	(178,000,000)
Total deferred income tax assets	2,158,000,000	2,367,000,000
Deferred income tax liabilities [Abstract]
Acquisition-related intangibles and fair-value adjustments	(921,000,000)	(1,030,000,000)
Accrued retirement costs (defined benefit and retiree health care)	(243,000,000)	(180,000,000)
Property, plant and equipment	(131,000,000)	(141,000,000)
International earnings	(102,000,000)	(92,000,000)
Other	(11,000,000)	(36,000,000)
Total deferred income tax liabilities	(1,408,000,000)	(1,479,000,000)
Net deferred income tax asset	750,000,000	888,000,000
Balance Sheet Classification of Deferred Tax Assets and Liabilities [Abstract]
Current deferred income tax assets	1,044,000,000	1,174,000,000
Noncurrent deferred income tax assets	280,000,000	321,000,000
Current deferred income tax liabilities	(2,000,000)	0
Noncurrent deferred income tax liabilities	(572,000,000)	(607,000,000)
Deferred tax asset, change in amount related to unutilized tax credits	43,000,000
Tax loss carryforward, US and non-US	175,000,000
Tax loss carryforward, US and non-US, set to expire	0
Amount of undistributed foreign earnings	5,540,000,000
Cash payments for income taxes	171,000,000	902,000,000	1,470,000,000
Changes in total amounts of uncertain tax positions [Roll Forward]
Beginning balance	210,000,000	103,000,000	56,000,000
Additions based on tax positions related to the current year	12,000,000	15,000,000	12,000,000
Additions from the acquisition of National	0	132,000,000	0
Additions for tax positions of prior years	45,000,000	3,000,000	50,000,000
Reductions for tax positions of prior years	(92,000,000)	(39,000,000)	(12,000,000)
Settlements with tax authorities	39,000,000	(4,000,000)	(3,000,000)
Expiration of the statute of limitations for assessing taxes	(30,000,000)	0	0
Ending balance	184,000,000	210,000,000	103,000,000
Interest income (expense) recognized in the year ended December 31	32,000,000	1,000,000	(2,000,000)
Interest receivable (payable) as of December 31	8,000,000	(3,000,000)	5,000,000
Unrecognized tax benefits	184,000,000	210,000,000	103,000,000
The amount of uncertain tax positions that would impact the effective tax rate if realized	159,000,000	233,000,000
Amount of deferred tax assets possibly to be realized	78,000,000	83,000,000
Unrecognized Tax Benefits, Relief from Double Taxation, Audit Assessments Not Yet Made	60,000,000
Unrecognized Tax Benefits, Relief from Double Taxation, Audit Assessment in Process	30,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	30,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	60,000,000
Increase Liability for Transfer Pricing Issues [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	10,000,000
Settlement with Taxing Authority [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 30,000,000

Financial instruments and risk concentration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risks and Uncertainties [Abstract]
Notional amount of foreign currency derivatives	$ 305
Notional amount of foreign currency derivative contract to sell Japanese yen	140
Notional amount of foreign currency derivative contract to sell Chinese yuan	26
Notional amount of foreign currency derivative contract to sell British pound sterling	26
Allowance for doubtful accounts, current [Member]
Accounts receivable allowances [Roll Forward]
Balance at beginning of year	19	18	23
Additions Charged (Credited) to Operating Results	12	1	(4)
Recoveries and Write-offs, Net	0	0	(1)
Balance at end of year	$ 31	$ 19	$ 18

Valuation of debt and equity investments and certain liabilities (Investments at fair value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 1,416	$ 992
Short-term Investments	2,549	1,943
Long-term Investments	215	265
Amounts included in AOCI from available-for-sale securities: [Abstract]
Proceeds from sales, redemptions and maturities of short-term available-for-sale securities	2,198	3,555	2,564
Aggregate maturities of investments in money market funds and other debt securities classified as available for sale [Abstract]
One year or less	3,343
One to three years	400
Other-than-temporary declines and impairments in investments recognized in other income and expense	7	2	1
Cash and cash equivalent [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Short-term investments [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Long-term investments [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	5
Measured at fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	1,194	620
Short-term Investments	2,549	1,943
Long-term Investments	159	210
Measured at fair value [Member] | Available-for-sale [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	211	55
Short-term Investments	0	0
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Corporate obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	188	135
Short-term Investments	325	159
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | U.S. Government agency and Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	795	430
Short-term Investments	2,224	1,691
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	0	41
Measured at fair value [Member] | Trading [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	93
Long-term Investments	0	0
Measured at fair value [Member] | Trading [Member] | Mutual funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	159	169
Other measurement basis [Member] | Equity-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	34	32
Other measurement basis [Member] | Cost-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	22	23
Other measurement basis [Member] | Cash on hand [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	222	372
Short-term Investments	0	0
Long-term Investments	$ 0	$ 0

Valuation of debt and equity investments and certain liabilities (Fair value assets and liabilities measured on recurring basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	$ 211	$ 55
Corporate obligations	513	294
U.S. Government agency and Treasury securities	3,019	2,121
Auction-rate securities		134
Mutual funds	159	169
Total assets	3,902	2,773
Deferred compensation	174	191
Total liabilities	174	191
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	211	55
Corporate obligations	0	0
U.S. Government agency and Treasury securities	1,145	606
Auction-rate securities		0
Mutual funds	159	169
Total assets	1,515	830
Deferred compensation	174	191
Total liabilities	174	191
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	513	294
U.S. Government agency and Treasury securities	1,874	1,515
Auction-rate securities		0
Mutual funds	0	0
Total assets	2,387	1,809
Deferred compensation	0	0
Total liabilities	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	0	0
U.S. Government agency and Treasury securities	0	0
Auction-rate securities		134
Mutual funds	0	0
Total assets	0	134
Deferred compensation	0	0
Total liabilities	$ 0	$ 0

Valuation of debt and equity investments and certain liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Auction-rate Securities [Member]
Change in fair value during the period, pre-tax [Abstract]
Beginning balance	$ 134	$ 257
Change in fair value of contingent consideration – included in operating profit		0
Change in unrealized loss – included in AOCI	13	(1)
Redemptions and sales		(122)
Redemptions	(84)
Sales	(63)
Ending balance	0	134
Contingent Consideration [Member]
Change in fair value during the period, pre-tax [Abstract]
Beginning balance	0	8
Change in fair value of contingent consideration – included in operating profit		(8)
Change in unrealized loss – included in AOCI	0	0
Redemptions and sales		0
Redemptions	0
Sales	0
Ending balance	$ 0	$ 0

Goodwill and acquisition-related intangibles (Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,452,000,000	$ 924,000,000
Additions from acquisitions		3,528,000,000
Impairment of goodwill	(90,000,000)	0	0
Goodwill, ending balance	4,362,000,000	4,452,000,000	924,000,000
Analog [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	4,158,000,000	630,000,000
Additions from acquisitions		3,528,000,000
Impairment of goodwill	0
Goodwill, ending balance	4,158,000,000	4,158,000,000
Embedded Processing [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	172,000,000	172,000,000
Additions from acquisitions		0
Impairment of goodwill	0
Goodwill, ending balance	172,000,000	172,000,000
Wireless [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	90,000,000	90,000,000
Additions from acquisitions		0
Impairment of goodwill	(90,000,000)
Goodwill, ending balance	0	90,000,000
Other [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	32,000,000	32,000,000
Additions from acquisitions		0
Impairment of goodwill	0
Goodwill, ending balance	$ 32,000,000	$ 32,000,000

Goodwill and acquisition-related intangibles (Other acquisition-related intangibles) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 0		$ 2,960,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	3,043,000,000		3,054,000,000
Acquisition-related intangibles, accumulated amortization	485,000,000		154,000,000
Acquisition-related intangibles, net	2,558,000,000		2,900,000,000
Amortization of acquisition-related intangibles	342,000,000		111,000,000		48,000,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	335,000,000
2014	321,000,000
2015	319,000,000
2016	319,000,000
2017	318,000,000
Thereafter	946,000,000
Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	2,145,000,000		2,089,000,000
Acquisition-related intangibles, accumulated amortization	312,000,000		91,000,000
Acquisition-related intangibles, net	1,833,000,000		1,998,000,000
Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	821,000,000		822,000,000
Acquisition-related intangibles, accumulated amortization	137,000,000		34,000,000
Acquisition-related intangibles, net	684,000,000		788,000,000
Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	46,000,000		50,000,000
Acquisition-related intangibles, accumulated amortization	36,000,000		29,000,000
Acquisition-related intangibles, net	10,000,000		21,000,000
In-process R&D [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	31,000,000	[1]	93,000,000	[1]
Acquisition-related intangibles, net	31,000,000	[1]	93,000,000	[1]
Minimum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	4 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years
Minimum [Member] | Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	2 years
Maximum [Member] | Developed technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	10 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	8 years
Maximum [Member] | Other intangibles [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	7 years
National [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of acquisition-related intangibles	$ 325,000,000		$ 87,000,000

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Postretirement benefit plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Description of employer contributions to the U.S. retirement plans (in hundredths)		Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
Number of company shares held by the U.S. defined contribution plans at year-end (in shares)		20		22
Value of the company shares held by the U.S. defined contribution plans at year-end		$ 610		$ 639
Dividends paid on the company shares held by the U.S. defined contribution plans at year-end		16		13
Aggregate expense for the U.S. defined contribution plans		70		55		50
Defined benefit pension plan formula, highest consecutive years of compensation (in years)		5 years
Length of time certain gains and losses are considered when determining the market-related value of assets related to the United States pension and retiree health care plans (in years)		3 years
Value of the company shares held by the non-U.S. retirement plans at year-end		13		12
Components of net periodic benefit cost [Abstract]
Restructuring charges/other		264		112		(111)
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(215)		(672)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		68		40
Accrued expenses and other liabilities		(14)		(11)
Underfunded retirement plans		(269)		(701)
Funded status (FVPA – BO) at end of year		(215)		(672)
Expected contribution to retirement benefit plans in next fiscal year		100
Unfunded status of plan relating to non-qualifed plans		61		56
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		780
Annual adjustment, net actuarial loss		109
Reclassification of recognized transactions, net actuarial loss		(263)
Less tax (benefit) expense, net actuarial loss		75
Total net actuarial loss change to AOCI		(79)
AOCI balance, net actuarial loss portion (net of tax)		701		780
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		(9)
Annual adjustment, prior service cost		3
Reclassification of recognized transactions, prior service cost		0
Less tax expense (benefit), prior service cost		(1)
Total prior service cost change to AOCI		2
AOCI balance, prior service cost portion (net of tax)		(7)		(9)
Benefits expected to pay to participants over the next ten years [Abstract]
2013 subsidy		(4)
2014 subsidy		(4)
2015 subsidy		(4)
2016 subsidy		(5)
2017 subsidy		(5)
2018 - 2022 subsidy		(16)
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Liability to participants of the deferred compensation plan		139
Deferred compensation arrangement, recorded liability		35
U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		24		22		20
Interest cost		44		46		45
Expected return on plan assets		(50)		(45)		(49)
Amortization of prior service cost (credit)		1		1		1
Recognized net actuarial loss		16		23		22
Net periodic benefit costs		35		47		39
Settlement charges		0	[1],[2]	0	[1],[2]	37	[1],[2]
Curtailment charges (credits)		0		0		0
Special termination benefit charges (credits)		(1)	[2]	4	[2]	0	[2]
Total, including charges		34		51		76
Defined Benefit Plan, Benefit Obligation		1,098		959		880
Fair value of plan assets		1,071		914		833
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		959		880
Service cost		24		22		20
Interest cost		44		46		45
Participant contributions		0		0
Benefits paid		(45)		(52)
Medicare subsidy		0		0
Actuarial (gain) loss		116		61
Settlements		0		0
Curtailments		1		(2)
Assumed with National acquisition		0		0
Special termination benefit charges (credits)		(1)		4
Plan amendments		0		0
Effects of exchange rate changes		0		0
Benefit obligation at end of year (BO)		1,098		959		880
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		914		833
Actual return on plan assets		95		106
Employer contributions (funding of qualified plans)		104		25
Employer contributions (payments for non-qualified plans)		3		2
Participant contributions		0		0
Assumed with National acquisition		0		0
Benefits paid		(45)		(52)
Settlements		0		0
Effects of exchange rate changes		0		0
Fair value of plan assets at end of year (FVPA)		1,071		914		833
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(27)		(45)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		34		11
Accrued expenses and other liabilities		(8)		(2)
Underfunded retirement plans		(53)		(54)
Funded status (FVPA – BO) at end of year		(27)		(45)
Accumulated benefit obligation		1,010		875
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		140
Annual adjustment, net actuarial loss		72
Reclassification of recognized transactions, net actuarial loss		(16)
Less tax (benefit) expense, net actuarial loss		(20)
Total net actuarial loss change to AOCI		36
AOCI balance, net actuarial loss portion (net of tax)		176		140
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		0
Annual adjustment, prior service cost		0
Reclassification of recognized transactions, prior service cost		(1)
Less tax expense (benefit), prior service cost		0
Total prior service cost change to AOCI		(1)
AOCI balance, prior service cost portion (net of tax)		(1)		0
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		23
Unrecognized prior service cost		1
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,071		914		833
Assumed with National acquisition		0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		4.16%		4.92%
Long-term pay progression (in hundredths)		3.50%		3.50%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		4.92%		5.58%
Rate of return on plan assets (in hundredths)		6.00%		6.25%
Long-term pay progression (in hundredths)		3.50%		3.40%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)		35.00%
Fixed income securities and cash equivalents (in hundredths)		65.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		197
2014 payment		102
2015 payment		111
2016 payment		113
2017 payment		111
2018 - 2022 payment		495
U.S. defined benefit plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		244
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		244
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		244
U.S. defined benefit plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		1,034		635
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		1,034		635
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,034		635
U.S. defined benefit plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		35		34
Assumed with National acquisition				0
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
Redemptions		(2)		0
Unrealized gain		4		1
Assumed with National acquisition				0
U.S. defined benefit plan [Member] | Money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		119		23
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		119		23
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		119		23
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		119		23
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		119		23
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		119		23
U.S. defined benefit plan [Member] | Money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		247		266
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		247		266
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		247		266
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		244
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		244
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		244
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		247		22
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		247		22
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		247		22
U.S. defined benefit plan [Member] | U.S. Government agency and Treasury securities [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		368		309
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		368		309
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		368		309
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		368		309
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		368		309
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		368		309
U.S. defined benefit plan [Member] | U.S. bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		219		229
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		219		229
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		219		229
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		219		229
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		219		229
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		219		229
U.S. defined benefit plan [Member] | U.S. equity funds and option collars [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | International equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		81		52
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		81		52
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		81		52
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		81		52
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		81		52
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		81		52
U.S. defined benefit plan [Member] | International equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. defined benefit plan [Member] | Limited partnerships [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		37		35
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		37		35
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		37		35
U.S. defined benefit plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		31.00%		35.00%
U.S. defined benefit plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		58.00%		63.00%
U.S. defined benefit plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		11.00%		2.00%
U.S. retiree health care plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		5		4		4
Interest cost		25		25		26
Expected return on plan assets		(23)		(21)		(23)
Amortization of prior service cost (credit)		3		2		2
Recognized net actuarial loss		13		13		12
Net periodic benefit costs		23		23		21
Settlement charges		0	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment charges (credits)		(1)		5		0
Special termination benefit charges (credits)		0	[2]	0	[2]	0	[2]
Total, including charges		22		28		21
Defined Benefit Plan, Benefit Obligation		509		521		473
Fair value of plan assets		517		431		404
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		521		473
Service cost		5		4		4
Interest cost		25		25		26
Participant contributions		17		18
Benefits paid		(47)		(43)
Medicare subsidy		5		4
Actuarial (gain) loss		(17)		19
Settlements		0		0
Curtailments		(1)		4
Assumed with National acquisition		0		0
Special termination benefit charges (credits)		0		0
Plan amendments		1		17
Effects of exchange rate changes		0		0
Benefit obligation at end of year (BO)		509		521		473
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		431		404
Actual return on plan assets		37		6
Employer contributions (funding of qualified plans)		78		46
Employer contributions (payments for non-qualified plans)		0		0
Participant contributions		17		18
Assumed with National acquisition		0		0
Benefits paid		(46)		(43)
Settlements		0		0
Effects of exchange rate changes		0		0
Fair value of plan assets at end of year (FVPA)		517		431		404
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		8		(90)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		12		0
Accrued expenses and other liabilities		0		0
Underfunded retirement plans		(4)		(90)
Funded status (FVPA – BO) at end of year		8		(90)
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		140
Annual adjustment, net actuarial loss		(31)
Reclassification of recognized transactions, net actuarial loss		(13)
Less tax (benefit) expense, net actuarial loss		16
Total net actuarial loss change to AOCI		(28)
AOCI balance, net actuarial loss portion (net of tax)		112		140
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		14
Annual adjustment, prior service cost		1
Reclassification of recognized transactions, prior service cost		(3)
Less tax expense (benefit), prior service cost		1
Total prior service cost change to AOCI		(1)
AOCI balance, prior service cost portion (net of tax)		13		14
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		11
Unrecognized prior service cost		4
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		517		431		404
Assumed with National acquisition		0		0
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		3.97%		4.89%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		4.86%		5.48%
Rate of return on plan assets (in hundredths)		5.50%		5.50%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)		50.00%
Fixed income securities and cash equivalents (in hundredths)		50.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		34
2014 payment		35
2015 payment		37
2016 payment		38
2017 payment		39
2018 - 2022 payment		193
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in hundredths)		7.00%		9.00%
Ultimate trend rate (in hundredths)		5.00%		5.00%
Year in which ultimate trend rate is reached		2018		2017
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)		26
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)		22
Effect of a one percentage point increase on service and interest cost components (in hundredths)		2
Effect of a one percentage point decrease on service and interest cost components (in hundredths)		2
U.S. retiree health care plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		251		215
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		251		215
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		251		215
U.S. retiree health care plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		266		216
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		266		216
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		266		216
U.S. retiree health care plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		49		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		49		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		49		50
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		49		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		49		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		49		50
U.S. retiree health care plan [Member] | Money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		205		175
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		205		175
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		205		175
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		205		175
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		205		175
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		205		175
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		197		159
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		197		159
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		197		159
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		46		40
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		46		40
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		46		40
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		151		119
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		151		119
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		151		119
U.S. retiree health care plan [Member] | U.S. equity funds and option collars [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | International equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		66		47
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		66		47
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		66		47
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		66		47
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		66		47
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		66		47
U.S. retiree health care plan [Member] | International equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
U.S. retiree health care plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		51.00%		48.00%
U.S. retiree health care plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		40.00%		41.00%
U.S. retiree health care plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		9.00%		11.00%
Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost		45		41		37
Interest cost		75		69		62
Expected return on plan assets		(78)		(83)		(73)
Amortization of prior service cost (credit)		(4)		(4)		(3)
Recognized net actuarial loss		41		40		30
Net periodic benefit costs		79		63		53
Settlement charges		193	[1],[2]	0	[1],[2]	0	[1],[2]
Curtailment charges (credits)		0		2		0
Special termination benefit charges (credits)		(337)	[2]	0	[2]	0	[2]
Total, including charges		(65)		65		53
Restructuring charges/other	(144)
Defined Benefit Plan, Benefit Obligation		2,414		2,748		2,217
Fair value of plan assets		2,218		2,211		1,835
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year		2,748		2,217
Service cost		45		41		37
Interest cost		75		69		62
Participant contributions		1		1
Benefits paid		(83)		(72)
Medicare subsidy		0		0
Actuarial (gain) loss		222		91
Settlements		(533)		(1)
Curtailments		0		(3)
Assumed with National acquisition		0		301
Special termination benefit charges (credits)		0		0
Plan amendments		0		0
Effects of exchange rate changes		(61)		104
Benefit obligation at end of year (BO)		2,414		2,748		2,217
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		2,211		1,835
Actual return on plan assets		207		53
Employer contributions (funding of qualified plans)		134		72
Employer contributions (payments for non-qualified plans)		0		0
Participant contributions		1		1
Assumed with National acquisition		0		235
Benefits paid		(83)		(72)
Settlements		(196)		(1)
Effects of exchange rate changes		(56)		88
Fair value of plan assets at end of year (FVPA)		2,218		2,211		1,835
Funded status at end of year [Abstract]
Funded status (FVPA – BO) at end of year		(196)		(537)
Amounts recognized in the consolidated balance sheets [Abstract]
Overfunded retirement plans		22		29
Accrued expenses and other liabilities		(6)		(9)
Underfunded retirement plans		(212)		(557)
Funded status (FVPA – BO) at end of year		(196)		(537)
Accumulated benefit obligation		2,230		2,540
Net actuarial loss amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, net actuarial loss portion (net of tax)		500
Annual adjustment, net actuarial loss		68
Reclassification of recognized transactions, net actuarial loss		(234)
Less tax (benefit) expense, net actuarial loss		79
Total net actuarial loss change to AOCI		(87)
AOCI balance, net actuarial loss portion (net of tax)		413		500
Prior service cost amounts recorded in accumulated other comprehensive income [Roll Forward]
AOCI balance, prior service cost portion (net of tax)		(23)
Annual adjustment, prior service cost		2
Reclassification of recognized transactions, prior service cost		4
Less tax expense (benefit), prior service cost		(2)
Total prior service cost change to AOCI		4
AOCI balance, prior service cost portion (net of tax)		(19)		(23)
Estimated amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic benefit cost over the next fiscal year [Abstract]
Net actuarial loss		39
Unrecognized prior service cost		(4)
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		2,218		2,211		1,835
Assumed with National acquisition		0		235
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		2.80%		2.89%
Long-term pay progression (in hundredths)		3.10%		3.18%
Weighted average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)		2.88%		2.79%
Rate of return on plan assets (in hundredths)		3.83%		4.17%
Long-term pay progression (in hundredths)		3.17%		3.24%
Weighted average target allocation [Abstract]
Equity securities range minimum (in hundredths)		25.00%
Equity securities range maximum (in hundredths)		60.00%
Fixed income securities and cash equivalents range minimum (in hundredths)		40.00%
Fixed income securities and cash equivalents range maximum (in hundredths)		75.00%
Benefits expected to pay to participants over the next ten years [Abstract]
2013 payment		80
2014 payment		81
2015 payment		87
2016 payment		91
2017 payment		94
2018 - 2022 payment		535
Non-U.S. defined benefit plan [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		310		402
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		310		402
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		310		402
Non-U.S. defined benefit plan [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		1,889		1,791
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		1,889		1,791
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		1,889		1,791
Non-U.S. defined benefit plan [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		18
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year		18		51
Assumed with National acquisition				18
Fair value of plan assets at end of year (FVPA)		19		18
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		18
Redemptions		0		(51)
Unrealized gain		1		0
Assumed with National acquisition				18
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		133		50
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		133		50
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		133		50
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		88		41
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		88		41
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		88		41
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		45		9
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		45		9
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		45		9
Non-U.S. defined benefit plan [Member] | Cash and money market collective trusts [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		942		1,129
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		942		1,129
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		942		1,129
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		183		209
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		183		209
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		183		209
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		759		920
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		759		920
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		759		920
Non-U.S. defined benefit plan [Member] | Local market bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		343		335
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		343		335
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		343		335
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		3
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		19		3
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		3
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		324		332
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		324		332
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		324		332
Non-U.S. defined benefit plan [Member] | International/global bond funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		204		133
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		204		133
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		204		133
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		20		13
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		20		13
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		20		13
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		184		120
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		184		120
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		184		120
Non-U.S. defined benefit plan [Member] | Local market equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		564		521
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		564		521
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		564		521
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		136
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		136
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		136
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		564		385
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		564		385
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		564		385
Non-U.S. defined benefit plan [Member] | International/global equity funds [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		32		43
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		32		43
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		32		43
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 1 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		0		0
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		0		0
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		0		0
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 2 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		13		25
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		13		25
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		13		25
Non-U.S. defined benefit plan [Member] | Other investments [Member] | Level 3 [Member]
Components of net periodic benefit cost [Abstract]
Fair value of plan assets		19		18
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)		19		18
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets		19		18
Non-U.S. defined benefit plan [Member] | Equity securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		36.00%		32.00%
Non-U.S. defined benefit plan [Member] | Fixed income securities [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		58.00%		66.00%
Non-U.S. defined benefit plan [Member] | Cash equivalents [Member]
Weighted average target allocation [Abstract]
Investment allocation (in hundredths)		6.00%		2.00%
November 1997 through December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		4.00%
Defined contribution plan, employer fixed matching contribution (percent)		2.00%
After December 31, 2003, Defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		4.00%
Defined contribution plan, no employer fixed matching contribution (percent)		2.00%
Difference Between Fair Values of the Obligations Settled and Assets Transferred [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Restructuring charges/other	(337)
Obligation and Assets Transferred to Japan Subsitutional Pension [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Defined Benefit Plan, Benefit Obligation	533
Fair value of plan assets	196
Change in benefit obligation [Roll Forward]
Benefit obligation at end of year (BO)	533
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year (FVPA)	196
Defined Benefit Plan, Fair value of plan assets [Abstract]
Fair value of plan assets	196
Offset By Settlement Loss Related to Recognition of Previously Unrecognized Actuarial Losses Included In Accumulated Other Comprehensive Income [Member] | Non-U.S. defined benefit plan [Member]
Components of net periodic benefit cost [Abstract]
Restructuring charges/other	$ 193

[1]	Includes restructuring and non-restructuring-related settlement charges.
[2]	In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law(JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States; and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled ($533 million) and the assets transferred from the pension trust to the government of Japan ($196 million), offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.

Debt and lines of credit (Details) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Interest rate swap [Member] Cash flow hedges [Member]	Aug. 31, 2012 Notes payable [Member]	May 31, 2011 Notes payable [Member]	Dec. 31, 2012 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2011 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2012 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate) Interest rate swap [Member] Cash flow hedges [Member]	Dec. 31, 2012 Notes payable [Member] Notes due 2013 at 0.875%	Dec. 31, 2011 Notes payable [Member] Notes due 2013 at 0.875%	Dec. 31, 2012 Notes payable [Member] Notes due 2014 at 1.375%	Dec. 31, 2011 Notes payable [Member] Notes due 2014 at 1.375%	Dec. 31, 2012 Notes payable [Member] Notes due 2015 at 0.45%	Aug. 31, 2012 Notes payable [Member] Notes due 2015 at 0.45%	Dec. 31, 2011 Notes payable [Member] Notes due 2015 at 0.45%	Dec. 31, 2012 Notes payable [Member] Notes due 2016 at 2.375%	Dec. 31, 2011 Notes payable [Member] Notes due 2016 at 2.375%	Dec. 31, 2012 Notes payable [Member] Notes due 2019 at 1.65%	Aug. 31, 2012 Notes payable [Member] Notes due 2019 at 1.65%	Dec. 31, 2011 Notes payable [Member] Notes due 2019 at 1.65%	Dec. 31, 2012 National [Member] Notes payable [Member]	Dec. 31, 2011 National [Member] Notes payable [Member]	Sep. 23, 2011 National [Member] Notes payable [Member]	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2012 at 6.15% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2012 at 6.15% (assumed with National acquisition)	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2017 at 6.60% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2017 at 6.60% (assumed with National acquisition)
Debt Instrument
Line of credit, term	5 years
Line of credit facility, maximum borrowing capacity through March 2017	$ 2,000,000,000
Short-term Debt
Commercial paper	0	999,000,000
Repayments of commercial paper	1,000,000,000
Long-term Debt
Long-term debt, gross	5,625,000,000	4,500,000,000			1,500,000,000		1,000,000,000	1,000,000,000		500,000,000	500,000,000	1,000,000,000	1,000,000,000	750,000,000	750,000,000	0	1,000,000,000	1,000,000,000	750,000,000	750,000,000	0			1,000,000,000	0	375,000,000	250,000,000	250,000,000	375,000,000	375,000,000
Add net unamortized premium	61,000,000	93,000,000
Less current portion of long-term debt	(1,500,000,000)	(382,000,000)
Total long-term debt	4,186,000,000	4,211,000,000
Proceeds from issuance of long-term debt					1,492,000,000	3,497,000,000
Payments of debt issuance costs					7,000,000	12,000,000
Debt instrument, description of variable rate basis (in months)							3
Interest rate cash flow hedge liability at fair value				2,000,000
Long-term debt, effective fixed-rate interest rate							0.92%		0.92%
Long-term debt, stated interest rate										0.88%		1.38%		0.45%			2.38%		1.65%						6.15%		3.95%		6.60%
Long-term debt, fair value																								1,105,000,000
Amortization of debt premium																						26,000,000	9,000,000
Repayments of debt																						375,000,000
Interest and debt expense	85,000,000	42,000,000	0
Interest paid	$ 97,000,000	$ 54,000,000

Commitments and contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rental and lease expense incurred	$ 124	$ 109	$ 100
Standard product warranty description	three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products
Standard product warranty coverage (in years)	3 years
Operating Leases
2013	102
2014	77
2015	66
2016	49
2017	32
Thereafter	80
Purchase Commitments
2013	77
2014	54
2015	25
2016	18
2017	10
Thereafter	22
Discontinued operation - indemnification obligation potential exposure	200
Capitalized Software Licenses [Member]
Capitalized Software Licenses
2013	46
2014	33
2015	14
2016	0
2017	0
Thereafter	$ 0

Stockholders' equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Authorized preferred stock (in shares)	10,000,000	10,000,000
Treasury shares acquired in connection with the board-authorized stock repurchase program (in shares)	59,757,780	59,466,168	93,522,896
Stock repurchase authorizations remaining, no expiration date specified	$ 3.9

Supplemental financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income (expense) net
Interest income	$ 8		$ 11		$ 13
Net gains on investments	18		6		11
Tax interest (expense)	32		1		(2)
Other	(11)	[1]	(13)	[1]	15	[1]
Total	47		5		37
Includes lease income primarily from the purchaser of a former business	15
Non-cancellable future lease payments from the purchaser of a former business	66
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	6,891		7,133
Authorizations for property, plant and equipment expenditures in future years	234
Accrued expenses and other liabilities
Customer incentive programs and allowances	213		190
Severance and related expenses	217		140
Property and other non-income taxes	127		98
Other	324		367
Total	881		795
Accumulated other comprehensive income (loss), net of taxes
Unrealized losses on available-for-sale investments	0		(3)
Postretirement benefit plans:
Net actuarial loss	(701)		(780)
Net prior service credit	7		9
Cash flow hedge derivative	(5)		(2)
Total	(699)		(776)
Land [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	189		188
Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	3,006		2,998
Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	$ 3,696		$ 3,947
Minimum [Member] | Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	5 years
Minimum [Member] | Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	40 years
Maximum [Member] | Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	10 years

[1]	Includes lease income of approximately $15 million per year, primarily from the purchaser of a former business. As of December 31, 2012, the aggregate amount of non-cancellable future lease payments to be received from these leases is $66 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as realized gains and losses associated with former equity investments; gains and losses related to former businesses, including settlements in 2012 and 2011; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts.

Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segments		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	3
Percentage of revenue plus indirect sales by major customer (in hundredths)			13.00%		19.00%
Revenue	$ 12,825		$ 13,735		$ 13,966
Operating profit (loss)	1,973		2,992		4,514
Property, plant and equipment, net	3,912		4,428		3,680
Analog [Member]
Segment Reporting Information [Line Items]
Revenue	6,998		6,375		5,979
Operating profit (loss)	1,650		1,693		1,876
Embedded Processing [Member]
Segment Reporting Information [Line Items]
Revenue	1,971		2,110		2,073
Operating profit (loss)	166		368		491
Wireless [Member]
Segment Reporting Information [Line Items]
Revenue	1,357		2,518		2,978
Operating profit (loss)	(525)		412		683
Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,499		2,732		2,936
Operating profit (loss)	682		519		1,464
U.S. [Member]
Segment Reporting Information [Line Items]
Revenue	1,596		1,468		1,539
Property, plant and equipment, net	1,931		2,159		1,694
Asia [Member]
Segment Reporting Information [Line Items]
Revenue	7,808	[1]	8,619	[1]	8,903	[1]
Property, plant and equipment, net	1,547		1,739		1,575
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	1,861		1,822		1,760
Property, plant and equipment, net	241		276		139
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	1,357		1,462		1,366
Property, plant and equipment, net	174		228		249
Rest of World [Member]
Segment Reporting Information [Line Items]
Revenue	203		364		398
Property, plant and equipment, net	19		26		23
China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,380		$ 5,830		$ 5,690

[1]	Revenue from products shipped into China (including Hong Kong) was $5.38 billion in 2012, $5.83 billion in 2011 and $5.69 billion in 2010.